UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (89.3%)
Australia (5.9%)
AGL Energy Ltd.	4,864	$74
Alumina Ltd.	61,436	79
Amcor Ltd.	32,344	249
AMP Ltd.	79,607	356
ASX Ltd.	4,830	166
Australia & New Zealand Banking Group Ltd.	66,564	1,604
BHP Billiton Ltd.	128,952	4,623
Boral Ltd. (a)	23,491	98
Brambles Ltd.	12,583	93
Caltex Australia Ltd.	3,825	55
Coca-Cola Amatil Ltd.	5,977	77
Cochlear Ltd. (a)	319	20
Commonwealth Bank of Australia (a)	29,787	1,546
Computershare Ltd. (a)	2,767	26
CSL Ltd.	4,636	172
CSR Ltd. (a)	5,902	11
DuluxGroup Ltd. (a)	14,641	45
Echo Entertainment Group Ltd. (a)	4,938	22
Fortescue Metals Group Ltd. (a)	52,090	313
Goodman Group REIT (Stapled Securities) (b)	157,491	113
GPT Group REIT (Stapled Securities) (b)	46,211	149
Incitec Pivot Ltd.	65,003	212
Insurance Australia Group Ltd.	56,067	197
James Hardie Industries SE CDI	16,816	134
Leighton Holdings Ltd. (a)	1,886	42
Macquarie Group Ltd.	8,916	269
Mirvac Group REIT (Stapled Securities) (b)(c)	8,147	10
National Australia Bank Ltd.	39,030	995
Newcrest Mining Ltd.	61,509	1,891
OneSteel Ltd.	32,592	42
Orica Ltd.	14,276	414
Origin Energy Ltd.	10,576	146
OZ Minerals Ltd.	11,364	115
Perpetual Ltd. (a)	315	8
Qantas Airways Ltd. (d)	5,339	10
QBE Insurance Group Ltd.	34,652	509
Rio Tinto Ltd.	10,857	735
Santos Ltd.	6,292	93
Sims Metal Management Ltd. (a)	6,190	94
Sonic Healthcare Ltd.	2,599	34
Stockland REIT (Stapled Securities) (b)(c)	75,605	230
Suncorp Group Ltd.	30,744	267
TABCORP Holdings Ltd.	4,945	14
Telstra Corp, Ltd.	34,266	117
Toll Holdings Ltd. (a)	5,604	34
Transurban Group (Stapled Securities) (b)	10,994	64
Treasury Wine Estates Ltd.	6,561	28
Wesfarmers Ltd.	8,383	261
Westfield Group REIT (Stapled Securities) (b)(c)	48,665	445
Westfield Retail Trust REIT	90,901	243
Westpac Banking Corp. (a)	55,065	1,249
Woodside Petroleum Ltd.	6,199	223
Woolworths Ltd.	11,881	320
WorleyParsons Ltd.	926	27
		19,363

	Shares	Value (000)
Austria (0.6%)
Erste Group Bank AG	18,679	$431
OMV AG	7,369	262
Raiffeisen Bank International AG (a)	5,278	186
Telekom Austria AG	28,760	335
Verbund AG, Class A	4,525	138
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,727	120
Voestalpine AG	9,597	323
		1,795
Belgium (0.9%)
Ageas	12,628	28
Anheuser-Busch InBev N.V.	22,346	1,632
Anheuser-Busch InBev N.V. VVPR (d)	17,784	—	@
Belgacom SA	6,152	198
Groupe Bruxelles Lambert SA	4,881	378
Mobistar SA	296	15
NV Bekaert SA	424	14
Solvay SA, Class A	2,263	268
UCB SA	4,789	206
Umicore SA	4,728	260
		2,999
Brazil (0.1%)
All America Latina Logistica SA (Units) (c)	10,200	51
Banco do Brasil SA	8,100	115
BRF - Brasil Foods SA	14,848	293
Cia Energetica de Minas Gerais (Preference)	1	—	@
		459
Canada (1.2%)
Agnico-Eagle Mines Ltd.	4,900	163
Barrick Gold Corp.	28,100	1,221
Centerra Gold, Inc.	5,000	78
Eldorado Gold Corp.	15,700	216
Franco-Nevada Corp.	3,800	163
Goldcorp, Inc. (a)	22,400	1,010
IAMGOLD Corp.	10,600	141
Kinross Gold Corp.	32,000	313
New Gold, Inc. (Units) (c)(d)	12,700	125
Osisko Mining Corp. (d)	9,900	115
Yamana Gold, Inc. (a)	21,700	339
		3,884
China (0.0%)
China Merchants Holdings International Co., Ltd. (e)	29	—	@
Skyworth Digital Holdings Ltd. (a)(e)	116	—	@
		—	@
Denmark (1.3%)
AP Moller - Maersk A/S Series B	80	618
DSV A/S	13,027	295
Novo Nordisk A/S Series B	21,308	2,950
Novozymes A/S Series B	13,415	391
TDC A/S	3,948	29

	Shares	Value (000)
Vestas Wind Systems A/S (d)	10,971	$111
		4,394
Finland (0.9%)
Elisa Oyj	1,297	31
Fortum Oyj	16,766	407
Kesko Oyj, Class B	10,179	330
Kone Oyj, Class B (a)	6,664	371
Metso Oyj (a)	7,545	323
Neste Oil Oyj (a)	5,074	62
Nokia Oyj	72,648	396
Sampo Oyj, Class A	10,536	305
Stora Enso Oyj, Class R	26,024	193
UPM-Kymmene Oyj (a)	24,905	339
Wartsila Oyj	6,059	229
		2,986
France (4.6%)
Accor SA	3,759	134
Air Liquide SA	4,261	568
Alcatel-Lucent (a)(d)	10,323	24
Alstom SA	12,183	475
ArcelorMittal	14,915	285
Atos	497	29
AXA SA	19,570	324
BNP Paribas SA	14,325	680
Bouygues SA (a)	12,586	385
Cap Gemini SA	2,779	124
Carrefour SA	19,578	469
Casino Guichard Perrachon SA	2,293	226
Cie de St-Gobain	3,750	167
Cie Generale d’Optique Essilor International SA	5,321	474
Cie Generale de Geophysique-Veritas (d)	10,908	323
Cie Generale des Etablissements Michelin Series B	1,655	123
CNP Assurances	2,773	43
Credit Agricole SA	9,103	57
Danone	12,197	851
Dassault Systemes SA	1,201	111
Edenred	3,759	113
EDF SA	109	3
Eurazeo	710	36
European Aeronautic Defense and Space Co. N.V. (a)	3,012	123
Fonciere Des Regions REIT	487	39
France Telecom SA	26,425	391
GDF Suez	6,735	174
Gecina SA REIT (a)	392	41
Hermes International (a)	307	103
ICADE REIT	411	37
Imerys SA	465	28
Klepierre REIT	1,814	63
L’Oreal SA	1,106	136
Lafarge SA	7,405	353
Lagardere SCA	3,184	98
LVMH Moet Hennessy Louis Vuitton SA	1,187	204
Neopost SA (a)	251	16
Pernod-Ricard SA	522	55
Peugeot SA (a)	2,089	34

	Shares	Value (000)
PPR	907	$156
Publicis Groupe SA	1,545	85
Renault SA	2,031	107
Safran SA	1,294	48
Sanofi	20,251	1,573
Schneider Electric SA	9,154	598
SCOR SE	2,950	80
SES SA	587	15
Societe BIC SA	586	59
Societe Generale SA	8,188	240
Societe Television Francaise 1	5,013	61
Sodexo	1,806	148
STMicroelectronics N.V.	11,734	96
Technip SA	4,733	558
Thales SA (a)	1,353	51
Total SA	41,435	2,113
Unibail-Rodamco SE REIT	1,726	345
Vallourec SA	1,425	90
Veolia Environnement SA	6,388	106
Vinci SA	7,952	415
Vivendi SA	14,446	265
		15,128
Germany (7.8%)
Adidas AG	1,929	151
Allianz SE (Registered)	9,220	1,100
BASF SE	23,813	2,083
Bayer AG (Registered)	24,696	1,737
Bayerische Motoren Werke AG	504	45
Beiersdorf AG	2,162	141
Celesio AG	5,658	102
Commerzbank AG (d)	16,168	41
Continental AG (d)	1,323	125
Daimler AG (Registered) (a)	33,574	2,024
Deutsche Bank AG (Registered)	22,065	1,098
Deutsche Boerse AG	2,340	158
Deutsche Lufthansa AG (Registered)	9,297	130
Deutsche Post AG (Registered)	31,398	604
Deutsche Telekom AG (Registered)	97,584	1,175
E.ON AG	74,947	1,795
Fresenius Medical Care AG & Co. KGaA	9,132	647
GEA Group AG	5,220	180
Hannover Rueckversicherung AG	564	34
Henkel AG & Co. KGaA (Preference)	3,203	235
Hochtief AG	2,813	171
K&S AG (Registered)	2,249	118
Lanxess AG	1,805	149
Linde AG	3,164	568
Merck KGaA	1,765	195
Metro AG	11,554	447
Muenchener Rueckversicherungs AG (Registered)	4,325	652
Porsche Automobil Holding SE (Preference)	4,946	292
ProSiebenSat.1 Media AG	1,204	31
RWE AG	11,421	545
RWE AG (Preference)	877	39
SAP AG	40,422	2,823
Siemens AG (Registered)	45,887	4,626

	Shares	Value (000)
ThyssenKrupp AG (a)	7,875	$196
Volkswagen AG	4,547	733
Volkswagen AG (Preference)	4,254	748
		25,938
Hong Kong (0.0%)
Henderson Land Development Co., Ltd.	164	1
Hong Kong Exchanges and Clearing Ltd. (a)	187	3
		4
Indonesia (0.3%)
Adaro Energy Tbk PT	98,000	21
Astra International Tbk PT	18,500	150
Bank Central Asia Tbk PT	112,500	98
Bank Danamon Indonesia Tbk PT	28,500	14
Bank Mandiri Tbk PT	86,000	64
Bank Negara Indonesia Persero Tbk PT	73,500	32
Bank Rakyat Indonesia Persero Tbk PT	103,500	79
Bumi Resources Tbk PT	170,000	44
Charoen Pokphand Indonesia Tbk PT	79,000	24
Golden Agri-Resources Ltd.	184,315	115
Gudang Garam Tbk PT	5,500	33
Indo Tambangraya Megah Tbk PT	4,100	19
Indocement Tunggal Prakarsa Tbk PT	13,500	27
Indofood Sukses Makmur Tbk PT	42,500	23
Kalbe Farma Tbk PT	48,500	19
Perusahaan Gas Negara Tbk PT	100,500	42
Semen Gresik Persero Tbk PT	33,500	45
Tambang Batubara Bukit Asam Tbk PT	8,000	18
Telekomunikasi Indonesia Tbk PT	90,500	69
Unilever Indonesia Tbk PT	13,000	28
United Tractors Tbk PT	15,984	58
		1,022
Italy (0.2%)
Saipem SpA	9,857	509

Japan (21.3%)
Advantest Corp. (a)	8,290	131
Aeon Credit Service Co., Ltd. (a)	2,300	36
Aeon Mall Co., Ltd.	10,300	239
Aisin Seiki Co., Ltd.	5,000	176
Amada Co., Ltd.	9,000	61
Asahi Glass Co., Ltd.	37,800	321
Asahi Group Holdings Ltd.	8,300	184
Asahi Kasei Corp. (a)	50,000	309
Astellas Pharma, Inc. (a)	19,100	785
Bank of Kyoto Ltd. (The) (a)	7,000	64
Bank of Yokohama Ltd. (The)	46,000	230
Benesse Holdings, Inc.	2,400	120
Bridgestone Corp.	43,200	1,047
Canon, Inc.	25,100	1,186
Casio Computer Co., Ltd. (a)	14,600	104
Central Japan Railway Co. (a)	55	453
Chiba Bank Ltd. (The)	18,000	115
Chubu Electric Power Co., Inc.	10,300	186

	Shares	Value (000)
Chugai Pharmaceutical Co., Ltd.	9,500	$175
Citizen Holdings Co., Ltd.	16,800	106
Credit Saison Co., Ltd. (a)	3,100	63
Dai Nippon Printing Co., Ltd. (a)	16,600	170
Daicel Corp. (a)	8,000	52
Daiichi Sankyo Co., Ltd. (a)	39,000	711
Daikin Industries Ltd. (a)	9,300	253
Daito Trust Construction Co., Ltd. (a)	5,000	449
Daiwa House Industry Co., Ltd.	31,600	418
Daiwa Securities Group, Inc. (a)	61,000	241
Denki Kagaku Kogyo KK	21,000	84
Denso Corp.	34,450	1,151
East Japan Railway Co. (a)	13,700	862
Eisai Co., Ltd. (a)	9,100	362
FamilyMart Co., Ltd.	3,396	144
Fanuc Corp. (a)	7,900	1,401
Fast Retailing Co., Ltd.	4,800	1,094
Fuji Electric Co., Ltd. (a)	8,000	21
FUJIFILM Holdings Corp. (a)	29,100	682
Fujitsu Ltd. (a)	111,200	586
Fukuoka Financial Group, Inc.	26,000	115
Furukawa Electric Co., Ltd.	18,800	50
GS Yuasa Corp. (a)	14,000	77
Hirose Electric Co., Ltd. (a)	1,200	126
Hisamitsu Pharmaceutical Co., Inc.	2,600	123
Hitachi Construction Machinery Co., Ltd. (a)	7,200	159
Hitachi Ltd. (a)	142,000	911
Hokkaido Electric Power Co., Inc. (a)	2,200	32
Hokuhoku Financial Group, Inc. (a)	48,000	92
Honda Motor Co., Ltd. (a)	63,804	2,424
Hoya Corp. (a)	17,500	393
Ibiden Co., Ltd. (a)	8,200	210
IHI Corp. (a)	36,000	91
Inpex Corp.	56	378
ITOCHU Corp.	58,100	634
Itochu Techno-Solutions Corp. (a)	1,800	81
Japan Real Estate Investment Corp. REIT	31	273
Japan Retail Fund Investment Corp. REIT	97	144
Japan Tobacco, Inc. (a)	83	467
JFE Holdings, Inc.	15,200	327
JGC Corp. (a)	18,000	558
Joyo Bank Ltd. (The) (a)	35,000	160
JS Group Corp.	7,500	157
JSR Corp. (a)	6,200	125
JX Holdings, Inc.	90,546	561
Kajima Corp. (a)	39,400	120
Kaneka Corp. (a)	10,000	60
Kansai Electric Power Co., Inc. (The) (a)	14,700	228
Kawasaki Heavy Industries Ltd. (a)	34,000	104
Kawasaki Kisen Kaisha Ltd. (a)(d)	69,000	152
Keikyu Corp. (a)	15,000	131
Keio Corp. (a)	9,000	64
Keyence Corp.	2,783	654
Kintetsu Corp. (a)	64,200	244
Kirin Holdings Co., Ltd.	16,000	207
Kobe Steel Ltd. (a)	80,000	130
Komatsu Ltd. (a)	43,800	1,248
Konami Corp. (a)	4,800	136

	Shares	Value (000)
Konica Minolta Holdings, Inc. (a)	19,500	$170
Kubota Corp. (a)	60,000	576
Kuraray Co., Ltd.	14,000	198
Kurita Water Industries Ltd. (a)	2,200	54
Kyocera Corp. (a)	9,700	888
Kyushu Electric Power Co., Inc. (a)	6,400	91
Mabuchi Motor Co., Ltd. (a)	3,100	141
Makita Corp. (a)	1,900	76
Marubeni Corp.	63,000	454
Mitsubishi Chemical Holdings Corp.	54,000	288
Mitsubishi Corp. (a)	55,500	1,287
Mitsubishi Electric Corp.	88,800	785
Mitsubishi Estate Co., Ltd.	72,000	1,284
Mitsubishi Heavy Industries Ltd.	109,000	528
Mitsubishi Logistics Corp.	4,000	47
Mitsubishi Materials Corp.	77,000	244
Mitsubishi Tanabe Pharma Corp.	9,900	139
Mitsubishi UFJ Financial Group, Inc. (a)(f)	239,546	1,192
Mitsui & Co., Ltd. (a)	54,500	894
Mitsui Chemicals, Inc. (a)	21,000	64
Mitsui Fudosan Co., Ltd.	50,400	964
Mitsui OSK Lines Ltd. (a)	31,000	135
Mizuho Financial Group, Inc. (a)	579,900	946
MS&AD Insurance Group Holdings (a)	12,160	250
Murata Manufacturing Co., Ltd. (a)	8,500	504
Nabtesco Corp. (a)	3,600	74
NEC Corp. (d)	100,400	210
NGK Insulators Ltd.	17,600	251
NGK Spark Plug Co., Ltd.	8,000	114
Nidec Corp. (a)	3,400	310
Nikon Corp. (a)	11,600	352
Nintendo Co., Ltd. (a)	4,200	632
Nippon Building Fund, Inc. REIT	35	332
Nippon Electric Glass Co., Ltd.	22,500	195
Nippon Express Co., Ltd.	33,800	132
Nippon Paper Group, Inc. (a)	3,700	77
Nippon Sheet Glass Co., Ltd. (a)	16,000	25
Nippon Steel Corp. (a)	197,000	540
Nippon Telegraph & Telephone Corp.	10,600	481
Nippon Yusen KK (a)	43,000	135
Nishi-Nippon City Bank Ltd. (The)	18,000	51
Nissan Motor Co., Ltd.	90,100	959
Nitto Denko Corp.	8,300	334
NKSJ Holdings, Inc. (a)	7,700	172
Nomura Holdings, Inc.	86,400	382
Nomura Research Institute Ltd. (a)	5,900	146
NSK Ltd. (a)	22,000	169
NTN Corp.	16,000	68
NTT Data Corp. (a)	64	225
NTT DoCoMo, Inc. (a)	144	239
Obayashi Corp. (a)	26,000	113
OJI Paper Co., Ltd. (a)	73,400	355
Omron Corp.	14,200	305
Ono Pharmaceutical Co., Ltd. (a)	3,300	184
Oracle Corp. Japan	1,900	72
Oriental Land Co., Ltd. (a)	2,500	268
ORIX Corp. (a)	470	45
Osaka Gas Co., Ltd. (a)	38,600	155

	Shares	Value (000)
Otsuka Holdings Co., Ltd.	10,000	$296
Panasonic Corp. (a)	96,600	888
Resona Holdings, Inc. (a)	12,400	57
Rohm Co., Ltd.	6,000	296
Santen Pharmaceutical Co. Ltd.	3,200	137
SBI Holdings, Inc.	383	36
Secom Co., Ltd. (a)	6,400	313
Seiko Epson Corp. (a)	12,200	171
Sekisui Chemical Co., Ltd.	18,000	156
Sekisui House Ltd.	38,600	378
Seven & I Holdings Co., Ltd.	10,400	309
Sharp Corp. (a)	31,200	228
Shimamura Co., Ltd.	900	101
Shimano, Inc.	5,700	343
Shimizu Corp. (a)	27,600	111
Shin-Etsu Chemical Co., Ltd.	20,696	1,195
Shinsei Bank Ltd.	43,000	56
Shionogi & Co., Ltd. (a)	12,300	170
Shiseido Co., Ltd. (a)	7,500	129
Shizuoka Bank Ltd. (The) (a)	16,000	165
Showa Denko KK (a)	31,000	70
Showa Shell Sekiyu KK	7,500	48
SMC Corp. (a)	2,800	445
Softbank Corp. (a)	43,200	1,277
Sony Corp. (a)	33,497	690
Stanley Electric Co., Ltd.	10,300	164
Sumitomo Chemical Co., Ltd. (a)	55,600	236
Sumitomo Corp. (a)	32,700	472
Sumitomo Electric Industries Ltd.	20,500	281
Sumitomo Heavy Industries Ltd. (a)	16,000	89
Sumitomo Metal Industries Ltd.	119,000	240
Sumitomo Metal Mining Co., Ltd.	52,800	742
Sumitomo Mitsui Financial Group, Inc. (a)	27,100	892
Sumitomo Mitsui Trust Holdings, Inc.	148,544	474
Sumitomo Realty & Development Co., Ltd.	22,000	530
Suzuki Motor Corp.	8,500	203
Sysmex Corp. (a)	3,600	145
T&D Holdings, Inc. (a)	14,100	163
Taisei Corp. (a)	39,000	102
Takeda Pharmaceutical Co., Ltd. (a)	36,100	1,590
TDK Corp. (a)	5,200	295
Teijin Ltd.	36,400	122
Terumo Corp. (a)	10,300	492
THK Co., Ltd.	1,600	33
Tobu Railway Co., Ltd. (a)	33,400	177
Tohoku Electric Power Co., Inc. (a)(d)	8,700	99
Tokio Marine Holdings, Inc. (a)	27,652	759
Tokyo Electron Ltd.	11,300	646
Tokyo Gas Co., Ltd. (a)	44,600	210
Tokyu Corp. (a)	40,400	192
Tokyu Land Corp.	37,000	181
TonenGeneral Sekiyu KK	14,000	129
Toppan Printing Co., Ltd. (a)	16,600	130
Toray Industries, Inc. (a)	49,100	364
Toshiba Corp. (a)	146,000	642
Tosoh Corp. (a)	23,000	64
TOTO Ltd.	15,600	117
Toyo Seikan Kaisha Ltd.	8,000	115

	Shares	Value (000)
Toyota Boshoku Corp. (a)	4,700	$55
Toyota Industries Corp.	3,250	98
Toyota Motor Corp. (a)	52,800	2,277
Trend Micro, Inc. (a)	4,800	147
Unicharm Corp. (a)	7,200	380
Ushio, Inc.	1,600	22
USS Co., Ltd.	1,250	127
West Japan Railway Co. (a)	1,900	76
Yahoo! Japan Corp. (a)	763	247
Yakult Honsha Co., Ltd. (a)	4,399	151
Yamada Denki Co., Ltd. (a)	4,190	262
Yamaha Corp. (a)	5,100	53
Yamaha Motor Co., Ltd. (a)	1,800	24
Yamato Holdings Co., Ltd. (a)	10,600	164
Yokogawa Electric Corp. (a)	11,000	111
		70,568
Korea, Republic of (1.3%)
Amorepacific Corp.	22	23
Cheil Industries, Inc.	481	41
Daewoo Securities Co., Ltd. (d)	1,230	14
Doosan Heavy Industries and Construction Co., Ltd.	646	36
E-Mart Co., Ltd.	159	35
GS Engineering & Construction Corp.	417	37
Hana Financial Group, Inc.	1,290	49
Hynix Semiconductor, Inc. (d)	3,060	79
Hyundai Engineering & Construction Co., Ltd.	500	36
Hyundai Heavy Industries Co., Ltd.	284	81
Hyundai Mobis	397	100
Hyundai Motor Co.	949	195
Hyundai Steel Co.	507	46
Industrial Bank of Korea	2,060	25
KB Financial Group, Inc.	2,410	88
Kia Motors Corp.	1,430	94
Korea Electric Power Corp. (d)	1,710	34
Korea Exchange Bank	3,450	26
Korean Air Lines Co., Ltd. (d)	248	11
KT Corp.	1,430	40
KT&G Corp.	749	53
LG Chem Ltd.	298	97
LG Corp.	1,151	66
LG Display Co., Ltd. (d)	1,520	36
LG Electronics, Inc.	675	49
LG Household & Health Care Ltd.	62	33
Lotte Shopping Co., Ltd.	87	27
NCSoft Corp.	104	28
NHN Corp.	282	65
OCI Co., Ltd.	119	24
POSCO	400	134
S-Oil Corp.	490	48
Samsung C&T Corp.	985	69
Samsung Electro-Mechanics Co., Ltd.	391	34
Samsung Electronics Co., Ltd.	1,696	1,908
Samsung Electronics Co., Ltd. (Preference)	124	87
Samsung Engineering Co., Ltd.	238	51
Samsung Fire & Marine Insurance Co., Ltd. (d)	256	48
Samsung Heavy Industries Co., Ltd.	1,520	51

	Shares	Value (000)
Samsung SDI Co., Ltd.	244	$30
Samsung Securities Co., Ltd. (d)	482	24
Samsung Techwin Co., Ltd.	263	16
Shinhan Financial Group Co., Ltd.	2,670	103
Shinsegae Co., Ltd.	56	12
SK Innovation Co., Ltd.	427	62
SK Telecom Co., Ltd.	333	41
Woori Finance Holdings Co., Ltd.	1,590	18
		4,304
Malta (0.0%)
BGP Holdings PLC (d)(g)	72,261	—

Netherlands (3.3%)
Aegon N.V. (d)	56,151	312
Akzo Nobel N.V.	15,327	905
ASML Holding N.V.	22,764	1,138
Corio N.V. REIT	2,333	123
Fugro N.V. CVA	2,487	177
Heineken N.V.	9,829	546
ING Groep CVA (d)	157,914	1,316
Koninklijke Ahold N.V.	1,806	25
Koninklijke Boskalis Westminster N.V.	817	31
Koninklijke DSM N.V.	5,811	336
Koninklijke KPN N.V.	96,179	1,058
Koninklijke Philips Electronics N.V.	54,828	1,111
Randstad Holding N.V.	827	31
Reed Elsevier N.V.	40,092	512
SBM Offshore N.V.	6,287	129
TNT Express N.V.	35,304	436
Unilever N.V. CVA	66,455	2,261
Wolters Kluwer N.V.	28,912	548
		10,995
Norway (1.5%)
Aker Solutions ASA	5,795	98
DnB NOR ASA	39,708	511
Norsk Hydro ASA	39,166	213
Orkla ASA	39,932	316
Statoil ASA	33,491	909
Subsea 7 SA (d)	6,763	179
Telenor ASA	86,526	1,605
Yara International ASA	26,152	1,247
		5,078
Philippines (0.9%)
Aboitiz Equity Ventures, Inc.	231,000	269
Aboitiz Power Corp.	198,700	157
Alliance Global Group, Inc.	438,900	129
Ayala Corp.	24,096	228
Ayala Land, Inc.	578,500	280
Bank of the Philippine Islands	195,500	337
Energy Development Corp.	840,000	117
Manila Electric Co.	31,000	189
Metropolitan Bank & Trust	115,200	234
Philippine Long Distance Telephone Co.	5,120	322

	Shares	Value (000)
SM Investments Corp.	20,140	$310
SM Prime Holdings, Inc.	581,000	229
		2,801
Poland (1.0%)
Asseco Poland SA	5,048	81
Bank Pekao SA	8,927	445
BRE Bank SA (d)	1,130	104
Get Bank SA (d)	84,007	53
Getin Holding SA (d)	28,702	22
KGHM Polska Miedz SA	10,362	477
PGE SA	51,351	319
Polski Koncern Naftowy Orlen SA (d)	25,504	306
Polskie Gornictwo Naftowe i Gazownictwo SA	138,995	180
Powszechna Kasa Oszczednosci Bank Polski SA	50,802	549
Powszechny Zaklad Ubezpieczen SA	3,700	387
Synthos SA	1,374	3
Tauron Polska Energia SA	80,800	132
Telekomunikacja Polska SA	53,058	292
		3,350
Russia (0.7%)
Gazprom OAO ADR	55,887	682
Lukoil OAO ADR	5,567	335
Magnit OJSC GDR	3,317	97
MMC Norilsk Nickel OJSC ADR	6,183	113
Mobile Telesystems OJSC ADR (a)	7,700	141
NovaTek OAO (Registerd GDR)	997	135
Rosneft Oil Co. (Registerd GDR)	21,043	149
Sberbank of Russia ADR (d)	23,659	304
Severstal OAO GDR	4,000	53
Surgutneftegas OJSC ADR	8,300	81
Tatneft ADR	3,256	133
Uralkali OJSC GDR	2,800	106
VTB Bank OJSC (Registerd GDR)	20,190	91
		2,420
Singapore (2.2%)
Ascendas Real Estate Investment Trust REIT (a)	60,000	96
CapitaLand Ltd.	100,000	248
CapitaMall Trust REIT	85,514	123
City Developments Ltd.	22,741	205
ComfortDelGro Corp., Ltd.	64,538	80
DBS Group Holdings Ltd.	85,678	966
Fraser and Neave Ltd.	42,000	224
Genting Singapore PLC (a)(d)	284,000	385
Jardine Cycle & Carriage Ltd.	3,034	117
Keppel Corp., Ltd.	60,500	529
Noble Group Ltd.	100,090	110
Olam International Ltd. (a)	15,000	28
Oversea-Chinese Banking Corp., Ltd.	157,758	1,119
SembCorp Industries Ltd.	44,183	186
SembCorp Marine Ltd. (a)	40,000	168
Singapore Airlines Ltd.	29,010	249
Singapore Exchange Ltd.	24,581	136
Singapore Press Holdings Ltd. (a)	34,083	106

	Shares	Value (000)
Singapore Technologies Engineering Ltd.	52,000	$134
Singapore Telecommunications Ltd.	309,115	775
United Overseas Bank Ltd.	72,448	1,058
Wilmar International Ltd. (a)	45,000	175
		7,217
South Africa (0.5%)
SABMiller PLC	42,514	1,706

Spain (0.1%)
Distribuidora Internacional de Alimentacion SA (d)	33,138	165
Mapfre SA	4,118	13
Telefonica SA	17,154	281
		459
Sweden (2.9%)
Alfa Laval AB	10,314	212
Assa Abloy AB, Class B	10,320	324
Atlas Copco AB, Class A (a)	24,343	589
Atlas Copco AB, Class B	13,389	289
Boliden AB	1,783	28
Electrolux AB, Class B (a)	4,133	87
Getinge AB, Class B (a)	11,829	337
Hennes & Mauritz AB, Class B	31,727	1,148
Holmen AB, Class B	1,793	49
Husqvarna AB, Class B	5,059	31
Investor AB, Class B	25,750	571
Lundin Petroleum AB (d)	5,580	120
Nordea Bank AB (a)	113,173	1,029
Sandvik AB	36,473	526
Securitas AB, Class B	4,048	39
Skanska AB, Class B	21,760	377
SKF AB, Class B	11,298	276
SSAB AB, Class A (a)	7,094	67
Svenska Cellulosa AB, Class B	21,610	374
Svenska Handelsbanken AB, Class A (a)	25,019	798
Swedish Match AB	8,320	331
Tele2 AB, Class B	8,209	168
Telefonaktiebolaget LM Ericsson, Class B	55,403	574
TeliaSonera AB	71,978	502
Volvo AB, Class A	15,071	219
Volvo AB, Class B	36,219	528
		9,593
Switzerland (8.1%)
ABB Ltd. (Registered) (d)	116,059	2,381
Baloise-Holding AG (Registered)	1,454	117
Cie Financiere Richemont SA	6,054	380
Credit Suisse Group AG (Registered) (d)	25,125	716
GAM Holding AG (d)	5,987	87
Geberit AG (Registered) (d)	1,155	242
Givaudan SA (Registered) (d)	198	191
Holcim Ltd. (Registered) (d)	6,542	427
Julius Baer Group Ltd. (d)	7,890	319
Logitech International SA (Registered) (a)(d)	2,992	23
Lonza Group AG (Registered) (d)	1,199	62

	Shares	Value (000)
Nestle SA (Registered)	113,329	$7,131
Novartis AG (Registered)	77,484	4,288
Pargesa Holding SA	316	23
Roche Holding AG (Genusschein)	22,712	3,953
Schindler Holding AG	2,008	242
Straumann Holding AG (Registered) (d)	484	82
Swatch Group AG (The)	359	165
Swatch Group AG (The) (Registered)	689	55
Swiss Life Holding AG (Registered) (d)	609	72
Swiss Re AG (d)	10,178	650
Swisscom AG (Registered) (a)	844	341
Syngenta AG (Registered) (d)	6,458	2,233
Synthes, Inc. (Registered) (h)	3,733	648
UBS AG (Registered) (d)	83,757	1,174
Zurich Financial Services AG (d)	2,941	790
		26,792
Thailand (0.3%)
Bangkok Bank PCL	17,800	107
Bangkok Bank PCL (Foreign Registered)	32,100	202
Bank of Ayudhya PCL (Foreign)	71,500	64
Kasikornbank PCL	22,600	113
Kasikornbank PCL (Foreign)	44,100	223
Krung Thai Bank PCL	99,100	56
Siam Commercial Bank PCL (Foreign)	57,700	268
		1,033
United Kingdom (21.2%)
3i Group PLC	21,207	73
Admiral Group PLC	3,982	76
Aggreko PLC	35,863	1,291
AMEC PLC	12,459	221
Anglo American PLC	38,159	1,426
ARM Holdings PLC	85,867	813
AstraZeneca PLC	44,992	2,000
Aviva PLC	66,912	355
BAE Systems PLC	106,731	512
Balfour Beatty PLC	33,476	153
Barclays PLC	250,643	943
BG Group PLC	117,962	2,732
BHP Billiton PLC	22,791	695
BP PLC	399,103	2,953
British American Tobacco PLC	46,765	2,357
British Land Co., PLC REIT	30,701	236
British Sky Broadcasting Group PLC	80,070	866
BT Group PLC	336,793	1,220
Bunzl PLC	12,927	208
Burberry Group PLC	4,860	116
Capita Group PLC (The) (a)	6,717	79
Capital Shopping Centres Group PLC REIT	17,037	90
Carnival PLC	7,845	251
Centrica PLC	98,963	501
Cobham PLC	41,151	151
Compass Group PLC	83,308	873
Diageo PLC	67,462	1,621
Experian PLC	24,768	386
Firstgroup PLC	22,411	85

	Shares	Value (000)
G4S PLC	14,295	$62
GlaxoSmithKline PLC	168,367	3,761
Hammerson PLC REIT	24,599	164
Home Retail Group PLC	25,617	47
HSBC Holdings PLC	706,372	6,268
ICAP PLC	5,111	32
Imperial Tobacco Group PLC	19,142	776
Intercontinental Hotels Group PLC	13,994	325
International Power PLC	13,555	88
Invensys PLC	21,047	67
Investec PLC	7,506	46
J Sainsbury PLC	44,001	219
Johnson Matthey PLC	5,343	202
Kingfisher PLC	35,198	173
Land Securities Group PLC REIT	27,487	318
Legal & General Group PLC	169,012	353
Lloyds Banking Group PLC (d)	370,178	199
Man Group PLC	81,538	176
Marks & Spencer Group PLC	51,838	314
National Grid PLC	104,557	1,054
Next PLC	7,151	341
Old Mutual PLC	130,221	330
Pearson PLC	37,947	707
Petrofac Ltd.	9,768	272
Prudential PLC	52,385	626
Reckitt Benckiser Group PLC	22,977	1,298
Reed Elsevier PLC	49,612	440
Resolution Ltd.	3,308	14
Rexam PLC	17,220	118
Rio Tinto PLC	42,279	2,330
Rolls-Royce Holdings PLC (d)	54,769	711
Royal Bank of Scotland Group PLC (d)	638,994	283
Royal Dutch Shell PLC, Class A	126,833	4,430
Royal Dutch Shell PLC, Class B	96,049	3,379
RSA Insurance Group PLC (a)	83,162	139
Sage Group PLC (The)	60,492	289
Schroders PLC	3,238	82
Segro PLC REIT	25,562	96
Serco Group PLC	5,810	50
Severn Trent PLC	15,300	378
Smith & Nephew PLC	102,037	1,034
Smiths Group PLC	12,057	203
SSE PLC	46,176	982
Standard Chartered PLC	90,579	2,260
Standard Life PLC	44,995	165
Tesco PLC	247,194	1,305
TUI Travel PLC	9,933	31
Unilever PLC	27,230	899
United Utilities Group PLC	6,703	64
Vodafone Group PLC	2,100,992	5,787
Whitbread PLC	8,223	243
Wolseley PLC	1,998	76
WPP PLC	159,268	2,177
Xstrata PLC	40,712	695
		70,161

	Shares	Value (000)
United States (0.2%)
Lend Lease Group REIT (Stapled Securities) (b)(c)	5,983	$46
Tenaris SA	25,822	493
		539
Total Common Stocks (Cost $305,270)		295,497

Short-Term Investments (24.5%)
Securities held as Collateral on Loaned Securities (14.8%)
Investment Company (12.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	41,240,328	41,240

	Face Amount (000)
Repurchase Agreements (2.4%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $1,095; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $1,117)	$1,095	1,095
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $6,766; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $7,307)	6,766	6,766
		7,861
Total Securities held as Collateral on Loaned Securities (Cost $49,101)		49,101

	Shares
Investment Company (9.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $31,942)	31,941,821	31,942
Total Short-Term Investments (Cost $81,043)		81,043
Total Investments (113.8%) (Cost $386,313) Including $46,919 of Securities Loaned (j)+		376,540
Liabilities in Excess of Other Assets (-13.8%)		(45,542)
Net Assets (100.0%)		$330,998

(a)

The value of loaned securities and related collateral outstanding at March 31, 2012 were approximately $46,919,000 and $49,436,000, respectively. The Portfolio received cash collateral of approximately $49,251,000, of which $49,101,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2012, there was uninvested cash of approximately $150,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $185,000 was received in the form of Common Stocks and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Comprised of securities in separate entities that are traded as a single stapled security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Non-income producing security.
(e)	Security trades on the Hong Kong exchange.
(f)

For the three months ended March 31, 2012, there were no transactions in Mitsubishi UFJ Financial Group, Inc.; Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(g)

At March 31, 2012, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(h)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(i)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(j)	Securities are available for collateral in connection with open foreign currency exchange and futures contracts.
+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $386,313,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $9,773,000 of which approximately $34,733,000 related to appreciated securities and approximately $44,506,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.
VVPR	Verminderde Voorheffing Précompte Réduit.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch (GFX)	CAD	3,844	$3,853	4/19/12	USD	3,878	$3,878	$25
Credit Suisse London Branch (GFX)	CHF	463	513	4/19/12	USD	508	508	(5)
Credit Suisse London Branch (GFX)	USD	372	372	4/19/12	CAD	370	371	(1)
Credit Suisse London Branch (GFX)	USD	1,709	1,709	4/19/12	CHF	1,571	1,741	32
Credit Suisse London Branch (GFX)	USD	13,335	13,335	4/19/12	EUR	10,171	13,565	230
Deutsche Bank AG London	EUR	764	1,018	4/19/12	USD	1,011	1,011	(7)
Deutsche Bank AG London	GBP	1,231	1,969	4/19/12	USD	1,922	1,922	(47)
Deutsche Bank AG London	USD	2,131	2,131	4/19/12	EUR	1,625	2,168	37
Goldman Sachs International	USD	1,769	1,769	4/19/12	EUR	1,350	1,800	31
JPMorgan Chase Bank	USD	5,515	5,515	4/19/12	EUR	4,206	5,610	95
Mellon Bank	USD	3,203	3,203	4/19/12	AUD	3,051	3,155	(48)
Mellon Bank	USD	4,534	4,534	4/19/12	EUR	3,458	4,612	78
Royal Bank of Scotland	USD	974	974	4/19/12	JPY	80,460	973	(1)
State Street Bank and Trust Co.	USD	599	599	4/19/12	HKD	4,647	598	(1)
UBS AG	CHF	2,175	2,411	4/19/12	USD	2,366	2,366	(45)
UBS AG	GBP	2,682	4,290	4/19/12	USD	4,187	4,187	(103)
UBS AG	USD	2,141	2,141	4/19/12	CHF	1,971	2,184	43
UBS AG	USD	5,561	5,561	4/19/12	EUR	4,241	5,657	96
UBS AG	USD	5,598	5,598	4/19/12	GBP	3,499	5,596	(2)
			$61,495				$61,902	$407

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
ASX Spi 200 Index (Australia)	19	$2,142	Jun-12	$63
DAX Index (Germany)	7	1,624	Jun-12	20
FTSE 100 Index (United Kingdom)	32	2,932	Jun-12	(36)
FTSE MIB Index (Italy)	30	3,149	Jun-12	(174)
Hang Seng China ENT Index (Hong Kong)	81	10,694	Apr-12	(268)
IBEX 35 Index (Spain)	27	2,852	Apr-12	(68)
TOPIX Index (Japan)	64	6,639	Jun-12	270
				$(193)

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,730	$—	$—		$1,730
Air Freight & Logistics	1,238	—	—		1,238
Airlines	400	—	—		400
Auto Components	3,153	—	—		3,153
Automobiles	10,309	—	—		10,309
Beverages	6,056	—	—		6,056
Biotechnology	172	—	—		172
Building Products	1,606	—	—		1,606
Capital Markets	4,777	—	—		4,777
Chemicals	14,026	—	—		14,026
Commercial Banks	30,631	324	—		30,955
Commercial Services & Supplies	2,320	—	—		2,320
Communications Equipment	994	—	—		994
Computers & Peripherals	1,632	—	—		1,632
Construction & Engineering	2,738	—	—		2,738
Construction Materials	1,112	—	—		1,112
Consumer Finance	99	—	—		99
Containers & Packaging	482	—	—		482
Distributors	117	—	—		117
Diversified Consumer Services	120	—	—		120
Diversified Financial Services	3,060	—	—	†	3,060
Diversified Telecommunication Services	9,373	—	—		9,373
Electric Utilities	4,635	—	—		4,635
Electrical Equipment	5,266	—	—		5,266
Electronic Equipment, Instruments & Components	5,480	—	—		5,480
Energy Equipment & Services	2,986	—	—		2,986
Food & Staples Retailing	4,380	—	—		4,380
Food Products	11,923	—	—		11,923
Gas Utilities	407	—	—		407
Health Care Equipment & Supplies	3,232	—	—		3,232
Health Care Providers & Services	783	—	—		783
Hotels, Restaurants & Leisure	2,694	—	—		2,694
Household Durables	2,611	—	—		2,611
Household Products	1,974	—	—		1,974
Independent Power Producers & Energy Traders	362	—	—		362
Industrial Conglomerates	7,996	—	—		7,996
Information Technology Services	631	—	—		631
Insurance	9,806	—	—		9,806
Internet & Catalog Retail	47	—	—		47
Internet Software & Services	312	—	—		312
Leisure Equipment & Products	748	—	—		748
Life Sciences Tools & Services	62	—	—		62
Machinery	9,926	—	—		9,926
Marine	1,040	—	—		1,040
Media	5,646	—	—		5,646
Metals & Mining	21,080	—	—		21,080
Multi-Utilities	2,493	—	—		2,493

Multiline Retail	850	—	—		850
Office Electronics	1,372	—	—		1,372
Oil, Gas & Consumable Fuels	20,806	—	—		20,806
Paper & Forest Products	1,387	—	—		1,387
Personal Products	429	—	—		429
Pharmaceuticals	25,354	—	—		25,354
Professional Services	496	—	—		496
Real Estate Investment Trusts (REITs)	3,710	—	—		3,710
Real Estate Management & Development	5,074	—	—		5,074
Road & Rail	2,842	—	—		2,842
Semiconductors & Semiconductor Equipment	5,194	—	—		5,194
Software	4,319	—	—		4,319
Specialty Retail	2,905	—	—		2,905
Textiles, Apparel & Luxury Goods	1,174	—	—		1,174
Tobacco	4,017	—	—		4,017
Trading Companies & Distributors	4,204	—	—		4,204
Transportation Infrastructure	111	—	—		111
Water Utilities	442	—	—		442
Wireless Telecommunication Services	7,822	—	—		7,822
Total Common Stocks	295,173	324	—	†	295,497
Short-Term Investments
Investment Company	73,182	—	—		73,182
Repurchase Agreements	—	7,861	—		7,861
Total Short-Term Investments	73,182	7,861	—		81,043
Foreign Currency Exchange Contracts	—	667	—		667
Futures Contracts	353	—	—		353
Total Assets	368,708	8,852	—	†	377,560
Liabilities:
Foreign Currency Exchange Contracts	—	(260)	—		(260)
Futures Contracts	(546)	—	—		(546)
Total Liabilities	(546)	(260)	—		(806)
Total	$368,162	$8,592	$—	†	$376,754

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, securities with a total value of approximately $324,000 transferred from Level 1 to Level 2. At March 31, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$—

†      Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
China (24.4%)
Baidu, Inc. ADR (a)	900	$131
Belle International Holdings Ltd. (b)	66,000	118
China Construction Bank Corp. H Shares (b)	259,000	200
China Mengniu Dairy Co., Ltd. (b)	34,000	100
China Mobile Ltd. (b)	10,000	110
China Pacific Insurance Group Co., Ltd. H Shares (b)	42,000	130
Chow Tai Fook Jewellery Group Ltd. (a)(b)	53,400	85
Hengan International Group Co., Ltd. (b)	8,000	81
PetroChina Co., Ltd. H Shares (b)	72,000	102
Ping An Insurance Group Co. H Shares (b)	9,500	72
Tencent Holdings Ltd. (b)	8,300	231
Trinity Ltd. (b)	86,000	71
		1,431
Hong Kong (8.5%)
BOC Hong Kong Holdings Ltd.	29,500	81
Cathay Pacific Airways Ltd.	27,000	50
Kerry Properties Ltd.	12,000	54
Lifestyle International Holdings Ltd.	31,500	80
Samsonite International SA (a)	31,200	57
SmarTone Telecommunications Holdings Ltd.	54,500	112
Wharf Holdings Ltd.	12,400	67
		501
India (3.1%)
HDFC Bank Ltd. ADR	2,100	72
ITC Ltd. GDR	11,968	53
Tata Motors Ltd. ADR	2,200	59
		184
Indonesia (6.8%)
Delta Dunia Makmur Tbk PT (a)	423,000	28
Indofood Sukses Makmur Tbk PT	111,000	59
Indosat Tbk PT	101,000	56
Kalbe Farma Tbk PT	158,000	61
Lippo Karawaci Tbk PT	766,500	67
Nippon Indosari Corpindo Tbk PT	159,500	61
Perusahaan Gas Negara Tbk PT	153,000	64
		396
Korea, Republic of (26.2%)
GS Retail Co., Ltd.	300	6
Hynix Semiconductor, Inc. (a)	1,290	33
Hyundai Engineering & Construction Co., Ltd.	1,275	91
Hyundai Heavy Industries Co., Ltd.	267	76
Hyundai Motor Co.	969	199
KB Financial Group, Inc.	1,658	60
Kolao Holdings	7,160	68
Korea Aerospace Industries Ltd.	3,070	79
Korean Air Lines Co., Ltd. (a)	1,191	53
LG Chem Ltd.	226	74
NCSoft Corp.	170	45
Nexon Co., Ltd. (a)	8,300	145
Samsung Electronics Co., Ltd.	303	341
Samsung Fire & Marine Insurance Co., Ltd. (a)	223	42

	Shares	Value (000)
Shinhan Financial Group Co., Ltd.	2,129	$82
Woongjin Coway Co., Ltd.	2,720	90
YG Entertainment, Inc. (a)	1,307	52
		1,536
Malaysia (3.1%)
AirAsia Bhd	38,200	43
CIMB Group Holdings Bhd	19,200	48
IJM Corp. Bhd	15,900	30
Sime Darby Bhd	9,700	31
UEM Land Holdings Bhd (a)	41,300	30
		182
Philippines (5.1%)
Alliance Global Group, Inc.	244,900	72
Cebu Air, Inc.	17,830	28
International Container Terminal Services, Inc.	51,900	79
Puregold Price Club, Inc. (a)	122,300	58
SM Investments Corp.	4,050	62
		299
Singapore (3.7%)
Fraser and Neave Ltd.	11,000	59
Olam International Ltd.	52,636	99
Wilmar International Ltd.	16,000	62
		220
Taiwan (13.0%)
Chailease Holding Co. Ltd. (a)	47,000	67
Formosa Plastics Corp.	30,000	88
Hon Hai Precision Industry Co., Ltd.	34,000	132
Lung Yen Life Service Corp.	19,000	61
MStar Semiconductor, Inc.	9,000	55
Taiwan Semiconductor Manufacturing Co., Ltd.	79,000	227
Uni-President Enterprises Corp.	82,380	114
Yuanta Financial Holding Co., Ltd. (a)	38,302	20
		764
Thailand (3.3%)
Bangkok Bank PCL NVDR	8,700	52
Land and Houses PCL NVDR	232,900	52
PTT PCL (Foreign)	7,700	89
		193
Total Common Stocks (Cost $5,651)		5,706

Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $135)	134,704	135
Total Investments (99.5%) (Cost $5,786) (d)+		$5,841
Other Assets in Excess of Liabilities (0.5%)		32
Net Assets (100.0%)		$5,873

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $5,786,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $55,000 of which approximately $225,000 related to appreciated securities and approximately $170,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank Hong Kong	JPY	6,976	$84	4/19/12	USD	83	$83	$(1)

JPY	— Japanese Yen
USD	— United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$79	$—	$—	$79
Airlines	174	—	—	174
Automobiles	326	—	—	326
Capital Markets	20	—	—	20
Chemicals	162	—	—	162
Commercial Banks	595	—	—	595
Construction & Engineering	182	—	—	182
Distributors	6	—	—	6
Diversified Financial Services	67	—	—	67
Electronic Equipment, Instruments & Components	132	—	—	132
Food & Staples Retailing	157	—	—	157
Food Products	396	—	—	396
Gas Utilities	64	—	—	64
Household Durables	90	—	—	90
Industrial Conglomerates	224	—	—	224
Insurance	244	—	—	244
Internet Software & Services	362	—	—	362
Machinery	76	—	—	76
Media	52	—	—	52
Multiline Retail	80	—	—	80
Oil, Gas & Consumable Fuels	130	89	—	219
Personal Products	81	—	—	81
Pharmaceuticals	61	—	—	61
Real Estate Management & Development	270	—	—	270
Semiconductors & Semiconductor Equipment	656	—	—	656
Software	190	—	—	190
Specialty Retail	203	—	—	203
Textiles, Apparel & Luxury Goods	128	—	—	128
Tobacco	53	—	—	53
Transportation Infrastructure	79	—	—	79
Wireless Telecommunication Services	278	—	—	278
Total Common Stocks	5,617	89	—	5,706
Short-Term Investment - Investment Company	135	—	—	135
Total Assets	5,752	89	—	5,841
Liabilities:
Foreign Currency Exchange Contracts	—	(1)	—	(1)
Total	$5,752	$88	$—	$5,840

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, securities with a total value of approximately $89,000 transferred from Level 1 to Level 2. At March 31, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Brazil (10.1%)
Banco do Brasil SA	195,600	$2,781
BRF - Brasil Foods SA	989,852	19,521
Cia de Bebidas das Americas (Preference) ADR (a)	518,400	21,420
Cielo SA	285,300	9,673
Itau Unibanco Holding SA (Preference)	222,500	4,257
Itau Unibanco Holding SA (Preference) ADR	760,074	14,586
MRV Engenharia e Participacoes SA	556,800	3,950
PDG Realty SA Empreendimentos e Participacoes	1,988,000	6,872
Petroleo Brasileiro SA	129,336	1,722
Petroleo Brasileiro SA (Preference)	1,036,472	13,258
Petroleo Brasileiro SA ADR	401,600	10,666
Petroleo Brasileiro SA Sponsored ADR	112,924	2,886
Telefonica Brasil SA ADR	29,800	913
Ultrapar Participacoes SA	410,400	8,993
Vale SA (Preference)	150,084	3,409
Vale SA (Preference) ADR (a)	485,775	11,022
Vale SA ADR (a)	162,400	3,789
		139,718
Chile (2.7%)
Banco Santander Chile ADR	83,400	7,180
Cencosud SA	1,157,802	7,654
Empresa Nacional de Electricidad SA	3,413,959	6,149
Empresa Nacional de Electricidad SA ADR	6,600	356
SACI Falabella	898,925	8,693
Sociedad Quimica y Minera de Chile SA ADR	129,900	7,621
		37,653
China (11.1%)
Ajisen China Holdings Ltd. (a)(b)	2,752,000	3,615
Belle International Holdings Ltd. (b)	4,760,000	8,545
China Construction Bank Corp. H Shares (b)	20,180,250	15,592
China Mengniu Dairy Co., Ltd. (b)	6,039,000	17,692
China Pacific Insurance Group Co., Ltd. H Shares (a)(b)	3,879,400	12,015
China Resources Enterprise Ltd. (b)	1,742,000	6,079
China Resources Power Holdings Co., Ltd. (b)	2,219,900	4,111
China Telecom Corp., Ltd. H Shares (b)	24,534,000	13,585
China ZhengTong Auto Services Holdings Ltd. (a)(b)(c)	2,956,500	2,962
Chow Tai Fook Jewellery Group Ltd. (a)(b)(c)	2,483,400	3,934
Hengan International Group Co., Ltd. (a)(b)	968,000	9,785
PetroChina Co., Ltd. H Shares (b)	11,050,000	15,624
Ping An Insurance Group Co. H Shares (a)(b)	1,633,000	12,344
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)(c)	2,928,000	4,690
Tencent Holdings Ltd. (a)(b)	741,400	20,679
Tsingtao Brewery Co., Ltd. H Shares (b)	426,000	2,301
		153,553
Czech Republic (0.9%)
CEZ AS	201,900	8,674
Telefonica Czech Republic AS	191,900	4,027
		12,701
Egypt (0.6%)
Commercial International Bank Egypt SAE	313,024	1,294
Juhayna Food Industries (c)	2,734,923	1,992

	Shares	Value (000)
Telecom Egypt Co.	1,936,457	$4,540
		7,826
Hong Kong (0.7%)
Samsonite International SA (c)	5,107,500	9,287

Hungary (0.8%)
Richter Gedeon Nyrt	66,220	11,358

India (7.4%)
ACC Ltd.	274,140	7,315
Asian Paints Ltd.	87,322	5,557
Dr. Reddy’s Laboratories Ltd.	239,072	8,281
Glenmark Pharmaceuticals Ltd.	906,368	5,505
HDFC Bank Ltd.	1,272,817	12,988
IndusInd Bank Ltd.	1,028,214	6,603
ITC Ltd.	2,271,469	10,117
Jindal Steel & Power Ltd.	434,610	4,651
Larsen & Toubro Ltd.	183,689	4,720
Reliance Industries Ltd.	244,461	3,602
Tata Consultancy Services Ltd.	322,916	7,408
Tata Motors Ltd.	2,199,348	11,883
Tata Steel Ltd.	835,970	7,741
Yes Bank Ltd.	922,300	6,677
		103,048
Indonesia (5.0%)
Astra International Tbk PT	1,604,500	12,976
Bank Central Asia Tbk PT	6,399,000	5,598
Bank Mandiri Tbk PT	12,141,500	9,095
Indofood Sukses Makmur Tbk PT	12,733,500	6,754
Indosat Tbk PT	13,107,000	7,239
Kalbe Farma Tbk PT	12,479,000	4,845
Lippo Karawaci Tbk PT	134,650,000	11,780
Telekomunikasi Indonesia Tbk PT	14,823,500	11,348
		69,635
Korea, Republic of (16.3%)
Cheil Industries, Inc.	64,340	5,440
Cheil Worldwide, Inc.	192,495	3,075
Doosan Heavy Industries and Construction Co., Ltd.	36,717	2,068
Hyundai Engineering & Construction Co., Ltd.	127,858	9,118
Hyundai Heavy Industries Co., Ltd.	36,273	10,292
Hyundai Motor Co.	99,360	20,432
Hyundai Steel Co.	60,832	5,476
KB Financial Group, Inc.	211,337	7,713
Korea Aerospace Industries Ltd.	191,820	4,918
Korean Air Lines Co., Ltd. (c)	124,503	5,494
LG Chem Ltd.	39,712	12,968
LG Household & Health Care Ltd.	9,695	5,091
Mando Corp.	25,869	3,801
NCSoft Corp.	20,476	5,412
Nexon Co., Ltd. (c)	513,200	8,941
NHN Corp.	33,383	7,660
Samsung Electronics Co., Ltd.	49,014	55,155
Samsung Electronics Co., Ltd. (Preference)	17,098	11,997

	Shares	Value (000)
Samsung Fire & Marine Insurance Co., Ltd.	33,604	$6,347
Samsung Heavy Industries Co., Ltd.	124,710	4,155
Shinhan Financial Group Co., Ltd.	274,292	10,591
SK C&C Co., Ltd.	51,074	5,049
SK Innovation Co., Ltd.	32,520	4,750
SM Entertainment Co. (c)	80,387	3,402
SSCP Co., Ltd. (c)	15,421	66
Woongjin Coway Co., Ltd.	214,792	7,128
		226,539
Malaysia (2.9%)
AirAsia Bhd	5,405,300	6,087
Axiata Group Bhd	10,548,300	17,905
CIMB Group Holdings Bhd	3,382,900	8,492
Sime Darby Bhd	2,645,200	8,410
		40,894
Mexico (3.4%)
Fomento Economico Mexicano SAB de CV (Units) ADR (d)	212,900	17,515
Grupo Mexico SAB de CV Series B	1,736,300	5,483
Grupo Televisa SAB ADR	364,700	7,688
Mexichem SAB de CV	1,355,700	5,224
Wal-Mart de Mexico SAB de CV Series V	3,159,800	10,603
		46,513
Peru (1.6%)
Cia de Minas Buenaventura SA ADR	237,490	9,573
Credicorp Ltd.	95,815	12,631
		22,204
Philippines (4.5%)
Ayala Corp.	1,046,232	9,908
Metro Pacific Investments Corp.	133,690,000	12,891
Metropolitan Bank & Trust	7,930,361	16,134
Philippine Long Distance Telephone Co.	191,330	12,032
SM Investments Corp.	778,990	11,975
		62,940
Poland (2.9%)
Jeronimo Martins SGPS SA (c)	1,012,346	20,624
Polskie Gornictwo Naftowe i Gazownictwo SA	681,221	885
Powszechny Zaklad Ubezpieczen SA	33,817	3,535
Telekomunikacja Polska SA	2,631,633	14,468
		39,512
Qatar (0.5%)
Industries Qatar QSC	185,600	7,162

Russia (3.7%)
Central European Distribution Corp. (a)(c)	444,485	2,271
Eurasia Drilling Co., Ltd. GDR	175,177	4,830
Gazprom OAO ADR	887,071	10,822
Lukoil OAO ADR	384,423	23,142

	Shares	Value (000)
Rosneft Oil Co. (Registerd GDR)	1,494,975	$10,585
		51,650
South Africa (5.1%)
AngloGold Ashanti Ltd. (a)	107,050	3,941
AngloGold Ashanti Ltd. ADR (a)	39,640	1,464
AVI Ltd.	1,453,370	8,789
Clicks Group Ltd.	1,272,503	7,420
Life Healthcare Group Holdings Ltd.	275,200	897
Naspers Ltd., Class N (a)	279,117	15,682
Pick n Pay Stores Ltd. (a)	1,390,518	7,885
SABMiller PLC	440,182	17,631
Sasol Ltd.	135,300	6,535
		70,244
Switzerland (0.5%)
Swatch Group AG (The)	15,933	7,334

Taiwan (7.3%)
Advanced Semiconductor Engineering, Inc.	4,917,000	4,948
Asustek Computer, Inc.	741,536	6,997
Catcher Technology Co., Ltd.	690,000	4,874
Chailease Holding Co. Ltd. (c)	1,575,000	2,257
Formosa Plastics Corp.	1,630,000	4,799
Foxconn Technology Co. Ltd.	8,000	33
Fubon Financial Holding Co., Ltd.	4,360,795	4,913
Hon Hai Precision Industry Co., Ltd.	5,062,911	19,641
HTC Corp.	187,954	3,802
Lung Yen Life Service Corp.	882,000	2,812
MStar Semiconductor, Inc.	1,005,000	6,146
Taiwan Cement Corp.	3,953,000	4,628
Taiwan Semiconductor Manufacturing Co., Ltd.	8,810,205	25,343
Uni-President Enterprises Corp.	5,215,730	7,219
Yuanta Financial Holding Co., Ltd. (c)	4,445,000	2,312
		100,724
Thailand (4.1%)
Banpu PCL	443,450	8,768
Kasikornbank PCL (Foreign)	423,500	2,148
Kasikornbank PCL NVDR	2,409,900	12,030
Land and Houses PCL NVDR	44,856,800	10,033
PTT PCL (Foreign)	755,100	8,665
Siam Cement PCL NVDR	782,600	9,006
Thai Airways International PCL (c)	6,977,600	5,824
		56,474
Turkey (3.9%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,279,117	17,870
Coca-Cola Icecek AS (Units) (d)	327,687	4,183
Haci Omer Sabanci Holding AS	1,694,384	7,282
Turk Telekomunikasyon AS	1,933,589	8,397
Turkiye Garanti Bankasi AS	4,137,963	16,391
		54,123

	Shares	Value (000)
United States (2.1%)
Mead Johnson Nutrition Co. (a)	167,670	$13,829
Yum! Brands, Inc.	215,271	15,323
		29,152
Total Common Stocks (Cost $1,144,209)		1,360,244

Investment Company (0.6%)
India (0.6%)
Morgan Stanley Growth Fund (c)(e) (Cost $1,536)	7,809,825	8,628

Short-Term Investments (6.5%)
Securities held as Collateral on Loaned Securities (5.0%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	57,816,771	57,817

	Face Amount (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $1,536; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $1,566)	$1,536	1,536
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $9,485; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $10,244)	9,485	9,485
		11,021
Total Securities held as Collateral on Loaned Securities (Cost $68,838)		68,838

	Shares
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $21,533)	21,533,394	21,533
Total Short-Term Investments (Cost $90,371)		90,371
Total Investments (105.2%) (Cost $1,236,116) Including $67,177 of Securities Loaned (g) +		1,459,243
Liabilities in Excess of Other Assets (-5.2%)		(72,418)
Net Assets (100.0%)		$1,386,825

(a)

The value of loaned securities and related collateral outstanding at March 31, 2012 were approximately $67,177,000 and $69,047,000, respectively. The Portfolio received cash collateral of approximately $68,838,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2012, there was uninvested cash of approximately $209,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)

For the three months ended March 31, 2012, the proceeds from sales of Morgan Stanley Growth Fund, Investment Company, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $749,000, including net realized gains of approximately $618,000.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $1,236,116,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $223,127,000 of which approximately $266,688,000 related to appreciated securities and approximately $43,561,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	JPY	187,548	$2,266	4/12/12	USD	2,285	$2,285	$19
UBS AG	JPY	174,151	2,104	4/12/12	USD	2,082	2,082	(22)
UBS AG	JPY	52,456	634	4/12/12	USD	630	630	(4)
UBS AG	JPY	87,076	1,052	4/12/12	USD	1,043	1,043	(9)
UBS AG	JPY	116,827	1,411	4/12/12	USD	1,401	1,401	(10)
			$7,467				$7,441	$(26)

JPY	— Japanese Yen
USD	— United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$4,918	$—	$—	$4,918
Airlines	11,581	5,824	—	17,405
Auto Components	3,801	—	—	3,801
Automobiles	45,291	—	—	45,291
Beverages	83,191	—	—	83,191
Capital Markets	2,312	—	—	2,312
Chemicals	41,675	—	—	41,675
Commercial Banks	166,178	6,603	—	172,781
Communications Equipment	3,802	—	—	3,802
Computers & Peripherals	11,904	—	—	11,904
Construction & Engineering	18,718	—	—	18,718
Construction Materials	20,949	—	—	20,949
Diversified Financial Services	37,251	—	—	37,251
Diversified Telecommunication Services	57,278	—	—	57,278
Electric Utilities	8,674	—	—	8,674
Electronic Equipment, Instruments & Components	19,641	—	—	19,641
Energy Equipment & Services	4,830	—	—	4,830
Food & Staples Retailing	52,845	—	—	52,845
Food Products	75,796	—	—	75,796
Health Care Providers & Services	5,587	—	—	5,587
Hotels, Restaurants & Leisure	18,938	—	—	18,938
Household Durables	17,950	—	—	17,950
Household Products	5,091	—	—	5,091
Independent Power Producers & Energy Traders	10,616	—	—	10,616
Industrial Conglomerates	27,547	—	—	27,547
Information Technology Services	22,130	—	—	22,130
Insurance	34,241	—	—	34,241
Internet Software & Services	28,339	—	—	28,339
Machinery	14,447	—	—	14,447
Media	29,847	—	—	29,847
Metals & Mining	56,549	—	—	56,549
Multiline Retail	16,113	—	—	16,113
Oil, Gas & Consumable Fuels	122,238	8,665	—	130,903
Personal Products	9,785	—	—	9,785
Pharmaceuticals	29,989	—	—	29,989
Real Estate Management & Development	21,813	—	—	21,813
Semiconductors & Semiconductor Equipment	103,589	—	—	103,589
Software	14,353	—	—	14,353
Specialty Retail	15,441	—	—	15,441
Textiles, Apparel & Luxury Goods	16,621	—	—	16,621
Tobacco	10,117	—	—	10,117
Wireless Telecommunication Services	37,176	—	—	37,176
Total Common Stocks	1,339,152	21,092	—	1,360,244
Investment Company	8,628	—	—	8,628
Short-Term Investments
Investment Company	79,350	—	—	79,350
Repurchase Agreements	—	11,021	—	11,021
Total Short-Term Investments	79,350	11,021	—	90,371
Foreign Currency Exchange Contracts	—	19	—	19
Total Assets	1,427,130	32,132	—	1,459,262
Liabilities:
Foreign Currency Exchange Contracts	—	(45)	—	(45)
Total	$1,427,130	$32,087	$—	$1,459,217

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, securities with a total value of approximately $14,489,000 transferred from Level 1 to Level 2. At March 31, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
Australia (1.6%)
QR National Ltd.	11,146	$43

Brazil (5.2%)
LLX Logistica SA (a)	15,023	28
Natura Cosmeticos SA	3,197	69
OGX Petroleo e Gas Participacoes SA (a)	4,918	41
		138
Canada (6.8%)
Brookfield Asset Management, Inc., Class A	2,850	90
Fairfax Financial Holdings Ltd.	141	57
Groupe Aeroplan, Inc. (Units) (b)	2,580	32
		179
China (3.7%)
China Merchants Holdings International Co., Ltd. (c)	10,482	35
Tencent Holdings Ltd. (c)	2,200	62
		97
Denmark (0.5%)
Pandora A/S	1,213	14

France (8.6%)
Christian Dior SA	348	54
Edenred	3,984	120
Remy Cointreau SA	525	53
		227
Greece (1.1%)
Jumbo SA (a)	6,008	29

Hong Kong (3.5%)
L’Occitane International SA	25,250	60
Sun Art Retail Group Ltd. (a)	24,500	33
		93
Singapore (2.3%)
Jardine Matheson Holdings Ltd.	1,221	61

Switzerland (7.5%)
Nestle SA ADR	1,608	101
Schindler Holding AG	814	98
		199
United Kingdom (8.0%)
Diageo PLC ADR	750	73
Intertek Group PLC	3,470	139
		212
United States (49.1%)
Amazon.com, Inc. (a)	535	108
Anheuser-Busch InBev N.V. ADR	1,165	85
Apple, Inc. (a)	278	167

	Shares	Value (000)
Covanta Holding Corp.	2,555	$42
eBay, Inc. (a)	2,371	87
Facebook, Inc., Class B (a)(d)(e)	3,339	105
Google, Inc., Class A (a)	139	89
Li & Fung Ltd. (c)	28,000	64
Mead Johnson Nutrition Co.	1,112	92
Motorola Solutions, Inc.	1,792	91
Philip Morris International, Inc.	954	85
Sara Lee Corp.	2,992	64
Starbucks Corp.	1,385	77
Weight Watchers International, Inc.	923	71
Yum! Brands, Inc.	1,022	73
		1,300
Total Common Stocks (Cost $2,218)		2,592

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $22)	22,214	22
Total Investments (98.7%) (Cost $2,240) +		2,614
Other Assets in Excess of Liabilities (1.3%)		34
Net Assets (100.0%)		$2,648

(a)	Non-income producing security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	Security trades on the Hong Kong exchange.
(d)

At March 31, 2012, the Portfolio held fair valued securities valued at approximately $105,000, representing 4.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at March 31, 2012.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $2,240,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $374,000 of which approximately $403,000 related to appreciated securities and approximately $29,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$211	$—	$—	$211
Commercial Services & Supplies	162	—	—	162
Communications Equipment	91	—	—	91
Computers & Peripherals	167	—	—	167
Distributors	64	—	—	64
Diversified Consumer Services	71	—	—	71
Food & Staples Retailing	33	—	—	33
Food Products	257	—	—	257
Hotels, Restaurants & Leisure	150	—	—	150
Industrial Conglomerates	61	—	—	61
Insurance	57	—	—	57
Internet & Catalog Retail	108	—	—	108
Internet Software & Services	238	—	105	343
Machinery	98	—	—	98
Media	32	—	—	32
Oil, Gas & Consumable Fuels	41	—	—	41
Personal Products	69	—	—	69
Professional Services	139	—	—	139
Real Estate Management & Development	90	—	—	90
Road & Rail	43	—	—	43
Specialty Retail	89	—	—	89
Textiles, Apparel & Luxury Goods	68	—	—	68
Tobacco	85	—	—	85
Transportation Infrastructure	63	—	—	63
Total Common Stocks	2,487	—	105	2,592
Short-Term Investment - Investment Company	22	—	—	22
Total	$2,509	$—	$105	$2,614

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—
Purchases	102
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	3
Realized gains (losses)	—
Ending Balance	$105

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$3

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at						Impact to Valuation
	March 31,					Weighted	from an Increase in
	2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stocks

Internet Software & Services	$105	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase

			Discount for lack of marketability	10%	10%	10%	Decrease

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Australia (5.0%)
DuluxGroup Ltd.	67,613	$209
Lynas Corp. Ltd. (a)	58,790	66
		275
Brazil (6.7%)
LLX Logistica SA (a)	44,562	83
OGX Petroleo e Gas Participacoes SA (a)	21,042	174
Raia Drogasil SA	11,359	110
		367
Denmark (3.3%)
Pandora A/S	15,704	182

France (15.3%)
Christian Dior SA	685	105
Edenred	14,004	422
Eurazeo	4,209	214
Remy Cointreau SA	1,002	102
		843
Greece (5.6%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	25,934	103
Jumbo SA (a)	41,642	203
		306
Hong Kong (5.7%)
L’Occitane International SA	131,000	310

Switzerland (6.6%)
Nestle SA (Registered)	5,764	363

United Kingdom (3.8%)
Intertek Group PLC	5,250	211

United States (46.1%)
Akamai Technologies, Inc. (a)	4,392	161
Carrols Restaurant Group, Inc. (a)	17,945	274
Dunkin’ Brands Group, Inc.	78	2
Facebook, Inc., Class B (a)(b)(c)	4,625	145
First Solar, Inc. (a)	3,471	87
Illumina, Inc. (a)	788	42
Motorola Solutions, Inc.	11,872	603
OpenTable, Inc. (a)	1,996	81
PF Chang’s China Bistro, Inc.	5,363	212
Rexnord Corp. (a)	4,239	89
Sara Lee Corp.	33,560	723
Zynga, Inc., Class A (a)	8,588	113
		2,532
Total Common Stocks (Cost $5,027)		5,389

	Shares	Value (000)
Convertible Preferred Stocks (0.5%)
United States (0.5%)
Better Place, Inc. Series C (a)(b)(c) (Cost $29)	6,429	$29

Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $13)	12,873	13
Total Investments (98.8%) (Cost $5,069) +		5,431
Other Assets in Excess of Liabilities (1.2%)		65
Net Assets (100.0%)		$5,496

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2012.
(c)

At March 31, 2012, the Portfolio held a fair valued security valued at approximately $174,000, representing 3.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $5,069,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $362,000 of which approximately $545,000 related to appreciated securities and approximately $183,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$102	$—	$—	$102
Chemicals	209	—	—	209
Commercial Services & Supplies	422	—	—	422
Communications Equipment	603	—	—	603
Diversified Financial Services	317	—	—	317
Food & Staples Retailing	110	—	—	110
Food Products	1,086	—	—	1,086
Hotels, Restaurants & Leisure	488	—	—	488
Internet Software & Services	242	—	145	387
Life Sciences Tools & Services	42	—	—	42
Machinery	89	—	—	89
Metals & Mining	66	—	—	66
Oil, Gas & Consumable Fuels	174	—	—	174
Professional Services	211	—	—	211
Semiconductors & Semiconductor Equipment	87	—	—	87
Software	113	—	—	113
Specialty Retail	513	—	—	513
Textiles, Apparel & Luxury Goods	287	—	—	287
Transportation Infrastructure	83	—	—	83
Total Common Stocks	5,244	—	145	5,389
Convertible Preferred Stocks	—	—	29	29
Short-Term Investment - Investment Company	13	—	—	13
Total Assets	$5,257	$—	$174	$5,431

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$—	$29
Purchases	141	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	4	—
Realized gains (losses)	—	—
Ending Balance	$145	$29

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$4	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at						Impact to Valuation
	March 31,					Weighted	from an Increase in
	2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stocks
Internet Software & Services	$145	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Convertible Preferred Stocks
Alternative Energy	$29	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (96.6%)
Finland (2.5%)
Kone Oyj, Class B	121,656	$6,777

France (4.0%)
Legrand SA	292,013	10,745

Germany (1.9%)
SAP AG	75,604	5,279

Italy (1.3%)
Davide Campari-Milano SpA	532,388	3,625

Sweden (3.7%)
Swedish Match AB	253,911	10,109

Switzerland (9.7%)
Nestle SA (Registered)	413,038	25,989
Novartis AG (Registered)	9,512	527
		26,516
United Kingdom (28.4%)
Admiral Group PLC	285,265	5,416
British American Tobacco PLC	482,741	24,327
Experian PLC	249,766	3,893
Imperial Tobacco Group PLC	387,702	15,720
Reckitt Benckiser Group PLC	288,083	16,280
Unilever PLC	357,159	11,791
		77,427
United States (45.1%)
Accenture PLC, Class A	199,006	12,836
Dr. Pepper Snapple Group, Inc.	306,328	12,318
Herbalife Ltd.	152,973	10,528
Kellogg Co.	129,031	6,920
Kraft Foods, Inc., Class A	165,175	6,278
Mead Johnson Nutrition Co.	79,731	6,576
Microsoft Corp.	389,958	12,576
Moody’s Corp.	112,588	4,740
Philip Morris International, Inc.	186,296	16,508
Procter & Gamble Co. (The)	180,970	12,163
Sara Lee Corp.	412,536	8,882
Scotts Miracle-Gro Co. (The), Class A	59,551	3,225
Visa, Inc., Class A	81,037	9,562
		123,112
Total Common Stocks (Cost $220,444)		263,590
Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (a) (Cost $10,413)	10,412,888	10,413
Total Investments (100.4%) (Cost $230,857) +		$274,003
Liabilities in Excess of Other Assets (-0.4%)		(1,221)
Net Assets (100.0%)		$272,782

(a)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $230,857,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $43,146,000 of which approximately $43,908,000 related to appreciated securities and approximately $762,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$15,943	$—	$—	$15,943
Chemicals	3,225	—	—	3,225
Diversified Financial Services	4,740	—	—	4,740
Electrical Equipment	10,745	—	—	10,745
Food Products	66,436	—	—	66,436
Household Products	28,443	—	—	28,443
Information Technology Services	22,398	—	—	22,398
Insurance	5,416	—	—	5,416
Machinery	6,777	—	—	6,777
Personal Products	10,528	—	—	10,528
Pharmaceuticals	527	—	—	527
Professional Services	3,893	—	—	3,893
Software	17,855	—	—	17,855
Tobacco	66,664	—	—	66,664
Total Common Stocks	263,590	—	—	263,590
Short-Term Investment - Investment Company	10,413	—	—	10,413
Total Assets	$274,003	$—	$—	$274,003

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Australia (6.1%)
DuluxGroup Ltd.	12,509	$38
Treasury Wine Estates Ltd.	5,150	22
		60
Belgium (2.1%)
Anheuser-Busch InBev N.V.	288	21

Brazil (3.9%)
Vale SA (Preference)	1,674	38

Canada (12.6%)
Brookfield Asset Management, Inc., Class A	1,285	41
Fairfax Financial Holdings Ltd.	65	26
Potash Corp. of Saskatchewan, Inc.	832	38
Whistler Blackcomb Holdings, Inc.	1,763	19
		124
France (12.0%)
Christian Dior SA	441	67
Eurazeo	996	51
		118
Germany (2.0%)
Beiersdorf AG	307	20

Greece (5.4%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	4,651	18
Jumbo SA (a)	7,145	35
		53
Hong Kong (8.7%)
Shangri-La Asia Ltd.	20,000	44
Swire Pacific Ltd.	2,000	22
Swire Properties Ltd. (a)	8,050	20
		86
Netherlands (5.8%)
Koninklijke Philips Electronics N.V.	2,793	57

Norway (1.9%)
Orkla ASA	2,348	19

Singapore (5.2%)
Jardine Matheson Holdings Ltd.	400	20
Mandarin Oriental International Ltd.	19,000	31
		51
Spain (1.3%)
Baron de Ley (a)	218	13

Sweden (2.4%)
Byggmax Group AB	3,779	24

	Shares	Value (000)
Switzerland (6.4%)
Nestle SA (Registered)	999	$63

Turkey (4.2%)
Is Gayrimenkul Yatirim Ortakligi REIT	32,451	22
Ulker Biskuvi Sanayi	6,341	20
		42
United States (17.5%)
Diana Shipping, Inc. (a)	1,690	15
First Solar, Inc. (a)	614	16
Motorola Solutions, Inc.	1,242	63
PF Chang’s China Bistro, Inc.	581	23
Rexnord Corp. (a)	761	16
Sara Lee Corp.	1,896	41
		174
Total Common Stocks (Cost $865)		963
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $19)	19,425	19
Total Investments (99.5%) (Cost $884) +		982
Other Assets in Excess of Liabilities (0.5%)		5
Net Assets (100.0%)		$987

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $884,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $98,000 of which approximately $111,000 related to appreciated securities and approximately $13,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$56	$—	$—	$56
Chemicals	76	—	—	76
Communications Equipment	63	—	—	63
Diversified Financial Services	69	—	—	69
Food Products	124	—	—	124
Hotels, Restaurants & Leisure	117	—	—	117
Industrial Conglomerates	96	—	—	96
Insurance	26	—	—	26
Machinery	16	—	—	16
Marine	15	—	—	15
Metals & Mining	38	—	—	38
Personal Products	20	—	—	20
Real Estate Investment Trusts (REITs)	22	—	—	22
Real Estate Management & Development	83	—	—	83
Semiconductors & Semiconductor Equipment	16	—	—	16
Specialty Retail	59	—	—	59
Textiles, Apparel & Luxury Goods	67	—	—	67
Total Common Stocks	963	—	—	963
Short-Term Investment - Investment Company	19	—	—	19
Total Assets	$982	$—	$—	$982

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (94.7%)
Australia (1.1%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—
Lynas Corp., Ltd. (a)	148,773	169
		169
Belgium (2.2%)
Anheuser-Busch InBev N.V.	4,991	365

Brazil (6.4%)
BM&F Bovespa SA	29,586	182
Brookfield Incorporacoes SA	91,886	294
CETIP SA - Balcao Organizado de Ativos e Derivativos	34,469	572
		1,048
Canada (4.5%)
Brookfield Asset Management, Inc., Class A	13,696	432
Brookfield Infrastructure Partners LP	9,574	303
		735
China (22.7%)
Baidu, Inc. ADR (a)	5,875	856
China Merchants Holdings International Co., Ltd. (d)	121,084	405
Golden Eagle Retail Group Ltd. (d)	215,000	549
New Oriental Education & Technology Group, Inc. ADR (a)	27,344	751
Wynn Macau Ltd. (d)	153,600	449
Xueda Education Group ADR (a)	128,067	525
Youku.com, Inc. ADR (a)	8,030	177
		3,712
Denmark (4.2%)
DSV A/S	30,030	681

France (1.3%)
Pernod-Ricard SA	2,031	212

Hong Kong (4.3%)
Minth Group Ltd.	147,800	171
Sun Art Retail Group Ltd. (a)	396,000	537
		708
India (3.7%)
MakeMyTrip Ltd. (a)	8,066	185
Mundra Port and Special Economic Zone Ltd.	161,946	412
		597
Israel (1.0%)
Teva Pharmaceutical Industries Ltd. ADR	3,532	159

Italy (2.9%)
Prada SpA (a)(d)	73,200	476

Japan (1.2%)
Universal Entertainment Corp.	8,600	193

	Shares	Value (000)
South Africa (1.8%)
Naspers Ltd., Class N	5,329	$299

Switzerland (2.4%)
Kuehne & Nagel International AG (Registered)	1,590	215
Panalpina Welttransport Holding AG (Registered) (a)	1,707	182
		397
United Kingdom (3.5%)
Burberry Group PLC	14,966	358
Diageo PLC ADR	2,233	216
		574
United States (31.5%)
Amazon.com, Inc. (a)	3,835	777
Apple, Inc. (a)	1,761	1,056
CME Group, Inc.	782	226
Facebook, Inc., Class B (a)(b)(c)	13,204	415
Google, Inc., Class A (a)	1,333	855
Greenlight Capital Re Ltd., Class A (a)	16,040	395
Mastercard, Inc., Class A	973	409
Monsanto Co.	3,069	245
Priceline.com, Inc. (a)	452	324
Ultra Petroleum Corp. (a)	4,843	109
Visa, Inc., Class A	2,837	335
		5,146
Total Common Stocks (Cost $11,871)		15,471
Convertible Preferred Stocks (0.9%)
China (0.0%)
Youku.com, Inc., Class A (a)(b)(c)	9	—	@

United States (0.9%)
Better Place, Inc. (a)(b)(c)	31,331	142
Total Convertible Preferred Stocks (Cost $78)		142
Participation Notes (4.4%)
China (4.4%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21	9,050	283
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13	14,080	441
Total Participation Notes (Cost $564)		724
Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $133)	133,134	133
Total Investments (100.8%) (Cost $12,646) +		$16,470
Liabilities in Excess of Other Assets (-0.8%)		(129)
Net Assets (100.0%)		$16,341

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2012.
(c)

At March 31, 2012, the Portfolio held fair valued securities valued at approximately $557,000, representing 3.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security trades on the Hong Kong exchange.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $12,646,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,824,000 of which approximately $4,107,000 related to appreciated securities and approximately $283,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$182	$—	$—		$182
Auto Components	171	—	—		171
Beverages	793	—	—		793
Capital Markets	572	—	—		572
Chemicals	245	—	—		245
Computers & Peripherals	1,056	—	—		1,056
Diversified Consumer Services	1,276	—	—		1,276
Diversified Financial Services	408	—	—		408
Electric Utilities	303	—	—	†	303
Food & Staples Retailing	537	—	—		537
Hotels, Restaurants & Leisure	449	—	—		449
Household Durables	294	—	—		294
Information Technology Services	744	—	—		744
Insurance	395	—	—		395
Internet & Catalog Retail	1,286	—	—		1,286
Internet Software & Services	1,888	—	415		2,303
Leisure Equipment & Products	193	—	—		193
Marine	215	—	—		215
Media	299	—	—		299
Metals & Mining	169	—	—		169
Multiline Retail	549	—	—		549
Oil, Gas & Consumable Fuels	109	—	—		109
Pharmaceuticals	159	—	—		159
Real Estate Management & Development	432	—	—		432
Road & Rail	681	—	—		681
Textiles, Apparel & Luxury Goods	834	—	—		834
Transportation Infrastructure	817	—	—		817
Total Common Stocks	15,056	—	415	†	15,471
Convertible Preferred Stocks	—	—	142		142
Participation Notes	—	724	—		724
Short-Term Investment - Investment Company	133	—	—		133
Total Assets	$15,189	$724	$557	†	$16,470

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$142
Purchases	403		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation (depreciation)	12		—
Realized gains (losses)	—		—
Ending Balance	$415	†	$142

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$12		$—

†       Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

							Impact to
	Fair Value at						Valuation from
	March 31,					Weighted	an Increase in
	2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stocks
Internet Software & Services	$415	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Convertible Preferred Stocks
Alternative Energy	$142	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (96.7%)
Australia (8.3%)
CFS Retail Property Trust REIT	4,431,128	$8,216
Commonwealth Property Office Fund REIT	827,207	844
Dexus Property Group REIT (Stapled Securities) (a)	17,489,278	15,761
Goodman Group REIT (Stapled Securities) (a)	9,121,759	6,520
GPT Group REIT (Stapled Securities) (a)	5,308,385	17,156
Mirvac Group REIT (Stapled Securities) (a)(b)	8,259,631	10,010
Stockland REIT (Stapled Securities) (a)(b)	4,088,535	12,451
Westfield Group REIT (Stapled Securities) (a)(b)	4,998,032	45,715
Westfield Retail Trust REIT	8,156,853	21,799
		138,472
Austria (0.2%)
Atrium European Real Estate Ltd.	478,107	2,348
Conwert Immobilien Invest SE	34,318	414
		2,762
Belgium (0.1%)
Befimmo SCA Sicafi REIT	15,099	1,003
Cofinimmo REIT	9,636	1,185
		2,188
Brazil (0.3%)
BR Malls Participacoes SA	10,680	139
BR Properties SA	184,900	2,374
Iguatemi Empresa de Shopping Centers SA	114,000	2,623
		5,136
Canada (1.8%)
Boardwalk REIT	138,880	7,950
Brookfield Office Properties Canada REIT	42,963	1,042
Calloway REIT	105,611	2,870
Extendicare REIT	193,240	1,531
RioCan REIT	632,225	17,133
		30,526
China (1.8%)
Agile Property Holdings Ltd. (c)	2,014,000	2,324
China Overseas Land & Investment Ltd. (c)	6,665,240	12,669
China Resources Land Ltd. (c)	6,099,000	10,540
Country Garden Holdings Co. Ltd. (c)	7,093,000	2,722
Guangzhou R&F Properties Co., Ltd. H Shares (c)	1,241,900	1,479
Shimao Property Holdings Ltd. (c)	867,000	925
		30,659
Finland (0.2%)
Citycon Oyj	443,521	1,485
Sponda Oyj	669,707	2,760
		4,245
France (3.6%)
Altarea REIT	7,609	1,223
Fonciere Des Regions REIT	43,465	3,491
Gecina SA REIT	21,859	2,284

	Shares	Value (000)
ICADE REIT	52,143	$4,652
Klepierre REIT	243,518	8,444
Mercialys SA REIT	108,818	3,850
Societe de la Tour Eiffel REIT	14,182	823
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	18,661	2,059
Unibail-Rodamco SE REIT	168,204	33,639
		60,465
Germany (0.5%)
Alstria Office AG REIT	388,715	4,370
Deutsche Euroshop AG	28,053	989
Prime Office AG REIT (d)	368,694	2,202
TAG Immobilien AG (d)	73,497	685
		8,246
Hong Kong (16.2%)
Hang Lung Properties Ltd.	4,731,000	17,333
Henderson Land Development Co., Ltd.	1,898,440	10,475
Hongkong Land Holdings Ltd.	8,621,000	50,088
Hysan Development Co., Ltd.	5,248,231	21,018
Kerry Properties Ltd.	6,205,220	27,927
Link REIT (The)	4,685,000	17,436
New World Development Co., Ltd.	4,952,825	5,951
Sino Land Co., Ltd.	8,706,202	13,902
Sun Hung Kai Properties Ltd.	7,820,717	97,186
Swire Properties Ltd. (d)	163,000	405
Wharf Holdings Ltd.	1,803,763	9,802
		271,523
Italy (0.2%)
Beni Stabili SpA REIT	6,459,236	4,014

Japan (8.4%)
Japan Real Estate Investment Corp. REIT	965	8,499
Mitsubishi Estate Co., Ltd.	2,877,000	51,304
Mitsui Fudosan Co., Ltd.	2,311,000	44,199
Nippon Building Fund, Inc. REIT	901	8,556
Sumitomo Realty & Development Co., Ltd.	1,177,000	28,369
		140,927
Malta (0.0%)
BGP Holdings PLC (d)(e)	12,867,024	—

Netherlands (1.0%)
Corio N.V. REIT	167,648	8,843
Eurocommercial Properties N.V. CVA REIT	145,771	5,524
Vastned Retail N.V. REIT	2,097	110
Wereldhave N.V. REIT	32,482	2,578
		17,055
Norway (0.1%)
Norwegian Property ASA	612,188	955

Singapore (1.9%)
CapitaLand Ltd.	7,250,000	17,995

	Shares	Value (000)
CapitaMall Trust REIT	3,086,000	$4,431
City Developments Ltd.	757,000	6,835
K-REIT Asia REIT	731,000	561
Suntec REIT	1,455,000	1,447
		31,269
Sweden (0.7%)
Atrium Ljungberg AB, Class B	175,197	2,084
Castellum AB	241,395	3,041
Fabege AB	70,621	609
Hufvudstaden AB, Class A	533,250	5,638
		11,372
Switzerland (1.0%)
Mobimo Holding AG (Registered) (d)	4,608	1,125
PSP Swiss Property AG (Registered) (d)	155,758	13,838
Swiss Prime Site AG (Registered) (d)	29,596	2,459
		17,422
United Kingdom (6.4%)
Big Yellow Group PLC REIT	849,718	3,860
British Land Co., PLC REIT	1,810,804	13,900
Capital & Counties Properties PLC	783,152	2,403
Capital & Regional PLC (d)	3,736,945	1,943
Capital Shopping Centres Group PLC REIT	1,027,512	5,446
Derwent London PLC REIT	155,923	4,352
Development Securities PLC	338,808	864
Grainger PLC	1,915,024	3,207
Great Portland Estates PLC REIT	465,913	2,682
Hammerson PLC REIT	2,150,576	14,296
Land Securities Group PLC REIT	1,768,297	20,435
LXB Retail Properties PLC (d)	3,193,714	5,875
Metric Property Investments PLC REIT	1,686,548	2,502
Quintain Estates & Development PLC (d)	2,992,239	1,843
Safestore Holdings PLC	2,590,902	4,890
Segro PLC REIT	1,461,666	5,489
Shaftesbury PLC REIT	192,794	1,519
ST Modwen Properties PLC	1,604,729	4,742
Unite Group PLC	1,954,403	6,158
		106,406
United States (44.0%)
Acadia Realty Trust REIT	264,481	5,961
Apartment Investment & Management Co., Class A REIT	1,009,068	26,650
Ashford Hospitality Trust, Inc. REIT	327,820	2,954
Assisted Living Concepts, Inc., Class A	238,038	3,954
AvalonBay Communities, Inc. REIT	145,670	20,590
BioMed Realty Trust, Inc. REIT	67,400	1,279
Boston Properties, Inc. REIT	294,305	30,899
BRE Properties, Inc. REIT	144,730	7,316
Brookfield Office Properties, Inc.	1,413,546	24,666
Cabot Industrial Value Fund III, LP REIT (d)(e)(f)(g)	7,836	4,042
Camden Property Trust REIT	148,850	9,787
Capital Senior Living Corp. (d)	17,800	165
CommonWealth REIT	148,560	2,766
Coresite Realty Corp. REIT	87,330	2,060

	Shares	Value (000)
Cousins Properties, Inc. REIT	1,100,345	$8,341
DCT Industrial Trust, Inc. REIT	1,870,940	11,039
Digital Realty Trust, Inc. REIT	38,980	2,883
Douglas Emmett, Inc. REIT	61,590	1,405
Equity Lifestyle Properties, Inc. REIT	190,881	13,312
Equity Residential REIT	1,004,731	62,916
Exeter Industrial Value Fund, LP REIT (d)(e)(f)(g)	1,860,000	1,644
Federal Realty Investment Trust REIT	100,124	9,691
Forest City Enterprises, Inc., Class A (d)	1,707,152	26,734
General Growth Properties, Inc. REIT	2,045,058	34,746
HCP, Inc. REIT	812,646	32,067
Health Care, Inc. REIT	108,790	5,979
Healthcare Realty Trust, Inc. REIT	944,987	20,790
Host Hotels & Resorts, Inc. REIT	2,400,552	39,417
Hudson Pacific Properties, Inc. REIT	219,970	3,328
KTR Industrial Fund II, LP REIT (d)(e)(f)(g)	4,268,750	4,986
Lexington Realty Trust REIT	27,020	243
Liberty Property Trust REIT	50,859	1,817
Macerich Co. (The) REIT	21,110	1,219
Mack-Cali Realty Corp. REIT	568,398	16,381
Omega Healthcare Investors, Inc. REIT	169,750	3,609
Parkway Properties, Inc. REIT	57,798	606
ProLogis, Inc. REIT	470,731	16,956
PS Business Parks, Inc. REIT	49,153	3,222
Public Storage REIT	186,765	25,805
Regency Centers Corp. REIT	880,391	39,160
Retail Opportunity Investments Corp. REIT	310,023	3,733
Senior Housing Properties Trust REIT	799,452	17,628
Simon Property Group, Inc. REIT	620,884	90,450
Sovran Self Storage, Inc. REIT	22,459	1,119
STAG Industrial, Inc. REIT	93,080	1,299
Starwood Hotels & Resorts Worldwide, Inc.	605,448	34,153
Starwood Property Trust, Inc. REIT	287,780	6,049
Vornado Realty Trust REIT	569,261	47,932
Winthrop Realty Trust REIT	205,450	2,381
		736,129
Total Common Stocks (Cost $1,611,731)		1,619,771

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $49,955)	49,955,049	49,955
Total Investments (99.7%) (Cost $1,661,686) +		1,669,726
Other Assets in Excess of Liabilities (0.3%)		4,564
Net Assets (100.0%)		$1,674,290

(a)	Comprised of securities in separate entities that are traded as a single stapled security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

At March 31, 2012, the Portfolio held fair valued securities valued at approximately $10,672,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)	Security has been deemed illiquid at March 31, 2012.
(g)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 3/12 and has a current cost basis of approximately $3,918,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $1,860,000. KTR Industrial Fund II, LP was acquired between 1/09 - 11/11 and has a current cost basis of $4,269,000. At March 31, 2012, these securities had an aggregate market value of approximately $10,672,000 representing 0.6% of net assets.

(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $1,661,686,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $8,040,000 of which approximately $123,566,000 related to appreciated securities and approximately $115,526,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Commercial Financing	$6,049	$—	$—		$6,049
Diversified	614,792	—	—	†	614,792
Health Care	85,723	—	—		85,723
Industrial	41,303	—	10,672		51,975
Lodging/Resorts	76,524	—	—		76,524
Mixed Industrial/Office	7,413	—	—		7,413
Office	195,101	—	—		195,101
Residential	176,276	—	—		176,276
Retail	370,244	—	—		370,244
Self Storage	35,674	—	—		35,674
Total Common Stocks	1,609,099	—	10,672	†	1,619,771
Short-Term Investment - Investment Company	49,955	—	—		49,955
Total Assets	$1,659,054	$—	$10,672	†	$1,669,726

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)
Beginning Balance	$10,007	†
Purchases	662
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	3
Realized gains (losses)	—
Ending Balance	$10,672	†

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$3

†                  Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at
	March 31,
	2012 (000)	Valuation Technique(s)	Unobservable Input
Common Stock

Industrial	$10,672	Adjusted Capital Balance Model	Underlying Investment Financial Statements

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (92.1%)
Australia (2.8%)
QR National Ltd.	16,927	$65

Belgium (6.4%)
Anheuser-Busch InBev N.V.	2,062	151

Brazil (3.8%)
BM&F Bovespa SA	9,462	58
Natura Cosmeticos SA	1,413	31
		89
Canada (7.2%)
Brookfield Asset Management, Inc., Class A	2,530	80
Brookfield Infrastructure Partners LP	2,867	90
		170
China (14.4%)
China Merchants Holdings International Co., Ltd. (a)	26,991	90
Golden Eagle Retail Group Ltd. (a)	29,000	74
Hengan International Group Co., Ltd. (a)	5,500	56
New Oriental Education & Technology Group, Inc. ADR (b)	2,988	82
Want Want China Holdings Ltd. (a)	35,000	39
		341
Denmark (4.2%)
DSV A/S	4,414	100

Finland (2.0%)
Kone Oyj, Class B	854	48

France (9.9%)
Christian Dior SA	439	67
Danone	940	66
Pernod-Ricard SA	974	102
		235
Germany (2.4%)
Adidas AG	727	57

Hong Kong (3.8%)
Sun Art Retail Group Ltd. (b)	66,500	90

Israel (2.5%)
Teva Pharmaceutical Industries Ltd. ADR	1,306	59

Italy (3.8%)
Prada SpA (a)(b)	13,800	90

Norway (2.3%)
Telenor ASA	2,974	55

Switzerland (7.3%)
Kuehne & Nagel International AG (Registered)	516	70
Nestle SA (Registered)	1,639	103
		173

	Shares	Value (000)
United Kingdom (16.4%)
British American Tobacco PLC	1,020	$51
Burberry Group PLC	3,264	78
Diageo PLC	4,273	103
Imperial Tobacco Group PLC	1,145	46
Reckitt Benckiser Group PLC	1,085	61
Tesco PLC	9,011	48
		387
United States (2.9%)
Li & Fung Ltd. (a)	30,000	69
Total Common Stocks (Cost $2,031)		2,179

Participation Notes (5.6%)
China (5.6%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (Cost $103)	4,180	131

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $8)	8,242	8
Total Investments (98.0%) (Cost $2,142) +		2,318
Other Assets in Excess of Liabilities (2.0%)		48
Net Assets (100.0%)		$2,366

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $2,142,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $176,000 of which approximately $232,000 related to appreciated securities and approximately $56,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$356	$—	$—	$356
Distributors	69	—	—	69
Diversified Consumer Services	82	—	—	82
Diversified Financial Services	58	—	—	58
Diversified Telecommunication Services	55	—	—	55
Electric Utilities	90	—	—	90
Food & Staples Retailing	138	—	—	138
Food Products	208	—	—	208
Household Products	61	—	—	61
Machinery	48	—	—	48
Marine	70	—	—	70
Multiline Retail	74	—	—	74
Personal Products	87	—	—	87
Pharmaceuticals	59	—	—	59
Real Estate Management & Development	80	—	—	80
Road & Rail	165	—	—	165
Textiles, Apparel & Luxury Goods	292	—	—	292
Tobacco	97	—	—	97
Transportation Infrastructure	90	—	—	90
Total Common Stocks	2,179	—	—	2,179
Participation Notes	—	131	—	131
Short-Term Investment - Investment Company	8	—	—	8
Total Assets	$2,187	$131	$—	$2,318

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
Australia (3.4%)
AMP Ltd.	8,732,531	$39,077
Orica Ltd.	279,311	8,092
Santos Ltd.	4,502,384	66,412
WorleyParsons Ltd.	1,029,144	30,521
		144,102
Canada (0.2%)
Encana Corp. (a)	456,401	8,964

China (0.5%)
AIA Group Ltd. (b)	5,714,100	20,934

France (7.1%)
ArcelorMittal (a)	941,209	17,988
BNP Paribas SA	544,747	25,846
France Telecom SA	1,992,827	29,515
Legrand SA	2,363,586	86,973
Sanofi	1,239,812	96,286
Societe Generale SA	353,854	10,366
Vallourec SA	620,674	39,320
		306,294
Germany (6.0%)
BASF SE	537,220	46,995
Bayer AG (Registered)	1,404,499	98,791
Continental AG (c)	230,768	21,781
SAP AG	627,001	43,785
Volkswagen AG (Preference)	249,590	43,890
		255,242
Ireland (1.2%)
CRH PLC	2,450,283	50,000

Italy (1.3%)
Eni SpA	2,378,077	55,789

Japan (23.1%)
Asatsu-DK, Inc. (a)	578,385	16,624
Astellas Pharma, Inc. (a)	1,182,300	48,566
Hitachi Ltd. (a)	12,446,000	79,846
Hoya Corp. (a)	2,811,200	63,139
Inpex Corp.	8,456	57,109
Keyence Corp.	226,531	53,260
Kyocera Corp. (a)	435,900	39,919
Lawson, Inc. (a)	778,200	48,984
Mitsubishi Corp. (a)	2,675,400	62,061
Mitsubishi Electric Corp.	5,873,000	51,940
Mitsubishi Estate Co., Ltd.	4,160,000	74,183
MS&AD Insurance Group Holdings (a)	1,131,600	23,228
NGK Spark Plug Co., Ltd.	4,084,000	58,272
Nitto Denko Corp.	392,900	15,831
NTT DoCoMo, Inc. (a)	32,121	53,322
Sekisui House Ltd.	4,442,000	43,524
Sumitomo Mitsui Financial Group, Inc. (a)	1,000,932	32,929
Sumitomo Mitsui Trust Holdings, Inc.	9,449,999	30,141

	Shares	Value (000)
Tokyo Electron Ltd.	1,010,900	$57,830
Toyota Motor Corp. (a)	1,839,300	79,332
		990,040
Netherlands (5.3%)
Akzo Nobel N.V.	1,087,972	64,237
Unilever N.V. CVA	4,737,573	161,217
		225,454
Singapore (1.0%)
Singapore Telecommunications Ltd.	17,565,000	44,016

Switzerland (11.9%)
Holcim Ltd. (Registered) (c)	624,039	40,718
Nestle SA (Registered)	2,964,904	186,559
Novartis AG (Registered)	1,877,183	103,893
Roche Holding AG (Genusschein)	413,234	71,916
UBS AG (Registered) (c)	3,686,613	51,662
Zurich Financial Services AG (c)	203,982	54,820
		509,568
United Kingdom (34.6%)
Admiral Group PLC	2,883,591	54,748
Barclays PLC	8,046,037	30,276
BG Group PLC	2,120,287	49,108
BHP Billiton PLC	1,724,225	52,607
BP PLC	9,064,439	67,063
British American Tobacco PLC	3,671,921	185,036
Bunzl PLC	2,273,910	36,517
HSBC Holdings PLC	11,683,553	103,680
Imperial Tobacco Group PLC	4,310,732	174,789
Legal & General Group PLC	17,414,625	36,406
Lloyds Banking Group PLC (c)	95,784,343	51,485
Prudential PLC	8,377,455	100,163
Reckitt Benckiser Group PLC	2,973,578	168,038
Resolution Ltd.	8,906,836	37,226
Smiths Group PLC	3,240,791	54,532
SSE PLC	2,897,281	61,589
Travis Perkins PLC	2,720,554	46,953
Vodafone Group PLC	32,338,764	89,072
WM Morrison Supermarkets PLC	7,761,859	36,997
Xstrata PLC	2,822,420	48,214
		1,484,499
United States (1.4%)
Dr. Pepper Snapple Group, Inc. (a)	1,515,340	60,932
Total Common Stocks (Cost $3,796,033)		4,155,834

Short-Term Investments (12.2%)
Securities held as Collateral on Loaned Securities (9.7%)
Investment Company (8.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	348,291,747	348,292

	Face Amount (000)	Value (000)
Repurchase Agreements (1.6%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $9,251; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $9,436)	$9,251	$9,251
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $57,141; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $61,711)	57,140	57,140
		66,391
Total Securities held as Collateral on Loaned Securities (Cost $414,683)		414,683

	Shares
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $109,245)	109,244,991	109,245
Total Short-Term Investments (Cost $523,928)		523,928
Total Investments (109.2%) (Cost $4,319,961) Including $395,197 of Securities Loaned +		4,679,762
Liabilities in Excess of Other Assets (-9.2%)		(393,677)
Net Assets (100.0%)		$4,286,085

(a)

The value of loaned securities and related collateral outstanding at March 31, 2012 were approximately $395,197,000 and $415,942,000, respectively. The Portfolio received cash collateral of approximately $414,683,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2012, there was uninvested cash of approximately $1,259,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $4,319,961,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $359,801,000 of which approximately $547,780,000 related to appreciated securities and approximately $187,979,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$80,053	$—	$—	$80,053
Automobiles	123,222	—	—	123,222
Beverages	60,932	—	—	60,932
Capital Markets	51,662	—	—	51,662
Chemicals	135,155	—	—	135,155
Commercial Banks	284,723	—	—	284,723
Construction Materials	90,718	—	—	90,718
Diversified Telecommunication Services	73,531	—	—	73,531
Electric Utilities	61,589	—	—	61,589
Electrical Equipment	138,913	—	—	138,913
Electronic Equipment, Instruments & Components	236,164	—	—	236,164
Energy Equipment & Services	30,521	—	—	30,521
Food & Staples Retailing	85,981	—	—	85,981
Food Products	347,776	—	—	347,776
Household Durables	43,524	—	—	43,524
Household Products	168,038	—	—	168,038
Industrial Conglomerates	54,532	—	—	54,532
Insurance	366,602	—	—	366,602
Machinery	39,320	—	—	39,320
Media	16,624	—	—	16,624
Metals & Mining	118,809	—	—	118,809
Oil, Gas & Consumable Fuels	304,445	—	—	304,445
Pharmaceuticals	419,452	—	—	419,452
Real Estate Management & Development	74,183	—	—	74,183
Semiconductors & Semiconductor Equipment	57,830	—	—	57,830
Software	43,785	—	—	43,785
Tobacco	359,825	—	—	359,825
Trading Companies & Distributors	145,531	—	—	145,531
Wireless Telecommunication Services	142,394	—	—	142,394
Total Common Stocks	4,155,834	—	—	4,155,834
Short-Term Investments
Investment Company	457,537	—	—	457,537
Repurchase Agreements	—	66,391	—	66,391
Total Short-Term Investments	457,537	66,391	—	523,928
Total Assets	$4,613,371	$66,391	$—	$4,679,762

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (89.5%)
Australia (3.3%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—
Lynas Corp. Ltd. (a)	88,220	100
QR National Ltd.	30,075	116
		216
Belgium (3.7%)
Anheuser-Busch InBev N.V.	3,326	243

Brazil (7.5%)
BM&F Bovespa SA	17,008	105
Brookfield Incorporacoes SA	44,215	141
CETIP SA - Balcao Organizado de Ativos e Derivativos	14,899	247
		493
Canada (6.4%)
Brookfield Asset Management, Inc., Class A	7,699	243
Brookfield Infrastructure Partners LP	5,799	183
		426
China (25.8%)
Baidu, Inc. ADR (a)	2,484	362
China Merchants Holdings International Co., Ltd. (d)	53,649	180
Golden Eagle Retail Group Ltd. (d)	100,000	255
Hengan International Group Co., Ltd. (d)	10,000	101
New Oriental Education & Technology Group, Inc. ADR (a)	11,567	318
Wynn Macau Ltd. (d)	65,200	191
Xueda Education Group ADR (a)	52,785	216
Youku.com, Inc. ADR (a)	3,745	82
		1,705
Denmark (4.8%)
DSV A/S	14,015	318

France (3.8%)
Christian Dior SA	756	116
Pernod-Ricard SA	1,296	136
		252
Germany (1.7%)
Adidas AG	1,443	113

Hong Kong (4.9%)
Minth Group Ltd.	70,000	81
Sun Art Retail Group Ltd. (a)	180,500	245
		326
India (1.3%)
MakeMyTrip Ltd. (a)	3,891	89

Israel (1.8%)
Teva Pharmaceutical Industries Ltd. ADR	2,638	119

	Shares	Value (000)
Italy (3.4%)
Prada SpA (a)(d)	34,300	$223

Japan (1.7%)
Universal Entertainment Corp.	4,900	110

South Africa (2.1%)
Naspers Ltd., Class N	2,435	137

Switzerland (6.9%)
Kuehne & Nagel International AG (Registered)	1,264	171
Nestle SA (Registered)	2,201	139
Panalpina Welttransport Holding AG (Registered) (a)	1,358	145
		455
United Kingdom (6.0%)
Burberry Group PLC	7,397	177
Diageo PLC ADR	1,424	138
Tesco PLC	15,987	84
		399
United States (4.4%)
Greenlight Capital Re Ltd., Class A (a)	7,774	191
Li & Fung Ltd. (d)	44,000	101
		292
Total Common Stocks (Cost $5,088)		5,916

Convertible Preferred Stocks (0.7%)
China (0.0%)
Youku.com, Inc., Class A (a)(b)(c)	6	—	@

United States (0.7%)
Better Place, Inc. Series C (a)(b)(c)	10,721	49
Total Convertible Preferred Stocks (Cost $49)		49

Participation Notes (5.2%)
China (5.2%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21	3,060	96
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13	7,810	244
Total Participation Notes (Cost $242)		340

Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $284)	284,364	284
Total Investments (99.7%) (Cost $5,663) +		6,589
Other Assets in Excess of Liabilities (0.3%)		23
Net Assets (100.0%)		$6,612

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2012.
(c)

At March 31, 2012, the Portfolio held fair valued securities valued at approximately $49,000, representing 0.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security trades on the Hong Kong exchange.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $5,663,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $926,000 of which approximately $1,171,000 related to appreciated securities and approximately $245,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$145	$—	$—		$145
Auto Components	81	—	—		81
Beverages	517	—	—		517
Capital Markets	247	—	—		247
Distributors	101	—	—		101
Diversified Consumer Services	534	—	—		534
Diversified Financial Services	105	—	—		105
Electric Utilities	183	—	—	†	183
Food & Staples Retailing	329	—	—		329
Food Products	139	—	—		139
Hotels, Restaurants & Leisure	191	—	—		191
Household Durables	141	—	—		141
Insurance	191	—	—		191
Internet & Catalog Retail	89	—	—		89
Internet Software & Services	444	—	—		444
Leisure Equipment & Products	110	—	—		110
Marine	171	—	—		171
Media	137	—	—		137
Metals & Mining	100	—	—		100
Multiline Retail	255	—	—		255
Personal Products	101	—	—		101
Pharmaceuticals	119	—	—		119
Real Estate Management & Development	243	—	—		243
Road & Rail	434	—	—		434
Textiles, Apparel & Luxury Goods	629	—	—		629
Transportation Infrastructure	180	—	—		180
Total Common Stocks	5,916	—	—	†	5,916
Convertible Preferred Stocks	—	—	49		49
Participation Notes	—	340	—		340
Short-Term Investment - Investment Company	284	—	—		284
Total Assets	$6,200	$340	$49	†	$6,589

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Convertible Preferred Stock (000)
Beginning Balance	—	†	$49
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation (depreciation)	—		—	@
Realized gains (losses)	—		—
Ending Balance	$—	†	$49

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$—		$—	@

@            Value is less than $500.

†                  Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at						Impact to Valuation
	March 31, 2012					Weighted	from an Increase in
	(000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Convertible Preferred Stocks

Alternative Energy	$49	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease

			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (98.6%)
Australia (15.6%)
CFS Retail Property Trust REIT	907,157	$1,682
Commonwealth Property Office Fund REIT	361,937	369
Dexus Property Group REIT (Stapled Securities) (a)	3,349,418	3,019
Goodman Group REIT (Stapled Securities) (a)	1,830,737	1,309
GPT Group REIT (Stapled Securities) (a)	977,871	3,160
Mirvac Group REIT (Stapled Securities) (a)(b)	1,609,316	1,951
Stockland REIT (Stapled Securities) (a)(b)	798,375	2,431
Westfield Group REIT (Stapled Securities) (a)(b)	1,005,646	9,198
Westfield Retail Trust REIT	1,662,565	4,443
		27,562
Austria (0.2%)
Atrium European Real Estate Ltd.	82,444	405

Belgium (0.3%)
Befimmo SCA Sicafi REIT	3,147	209
Cofinimmo REIT	1,902	234
		443
China (3.5%)
Agile Property Holdings Ltd. (c)	384,000	443
China Overseas Land & Investment Ltd. (c)	1,354,240	2,574
China Resources Land Ltd. (c)	1,249,000	2,159
Country Garden Holdings Co. Ltd. (c)	1,408,000	540
Guangzhou R&F Properties Co., Ltd. H Shares (c)	261,200	311
Shimao Property Holdings Ltd. (c)	166,000	177
		6,204
Finland (0.6%)
Citycon Oyj	108,150	362
Sponda Oyj	148,918	614
		976
France (7.3%)
Altarea REIT	1,920	309
Fonciere Des Regions REIT	9,530	765
Gecina SA REIT	4,394	459
ICADE REIT	11,395	1,016
Klepierre REIT	49,734	1,725
Mercialys SA REIT	23,597	835
Societe de la Tour Eiffel REIT	3,622	210
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	3,406	376
Unibail-Rodamco SE REIT	35,990	7,198
		12,893
Germany (1.0%)
Alstria Office AG REIT	82,752	930
Deutsche Euroshop AG	7,192	254
Prime Office AG REIT (d)	78,869	471
TAG Immobilien AG (d)	20,503	191
		1,846
Hong Kong (30.8%)
Hang Lung Properties Ltd.	940,000	3,444

	Shares	Value (000)
Henderson Land Development Co., Ltd.	401,882	$2,217
Hongkong Land Holdings Ltd.	1,660,000	9,645
Hysan Development Co., Ltd.	1,013,432	4,059
Kerry Properties Ltd.	1,190,771	5,359
Link REIT (The)	932,000	3,468
New World Development Co., Ltd.	926,715	1,113
Sino Land Co., Ltd.	1,733,866	2,769
Sun Hung Kai Properties Ltd.	1,619,441	20,124
Swire Properties Ltd. (d)	23,300	58
Wharf Holdings Ltd.	362,117	1,968
		54,224
Italy (0.5%)
Beni Stabili SpA	1,323,718	822

Japan (16.8%)
Japan Real Estate Investment Corp. REIT	226	1,991
Mitsubishi Estate Co., Ltd.	627,000	11,181
Mitsui Fudosan Co., Ltd.	470,000	8,989
Nippon Building Fund, Inc. REIT	198	1,880
Sumitomo Realty & Development Co., Ltd.	233,000	5,616
		29,657
Malta (0.0%)
BGP Holdings PLC (d)(e)	4,769,371	—

Netherlands (2.0%)
Corio N.V. REIT	32,364	1,707
Eurocommercial Properties N.V. CVA REIT	32,105	1,217
Wereldhave N.V. REIT	7,074	561
		3,485
Norway (0.1%)
Norwegian Property ASA	115,784	181

Singapore (3.5%)
CapitaLand Ltd.	1,443,000	3,581
CapitaMall Trust REIT	376,000	540
City Developments Ltd.	172,000	1,553
K-REIT Asia	193,000	148
Suntec REIT	438,000	436
		6,258
Sweden (1.4%)
Atrium Ljungberg AB, Class B	38,573	459
Castellum AB	52,243	658
Fabege AB	19,567	169
Hufvudstaden AB, Class A	116,533	1,232
		2,518
Switzerland (2.1%)
Mobimo Holding AG (Registered) (d)	1,331	325
PSP Swiss Property AG (Registered) (d)	32,261	2,866

	Shares	Value (000)
Swiss Prime Site AG (Registered) (d)	6,122	$509
		3,700
United Kingdom (12.9%)
Big Yellow Group PLC REIT	195,774	889
British Land Co., PLC REIT	378,424	2,905
Capital & Counties Properties PLC	166,118	510
Capital & Regional PLC (d)	872,997	454
Capital Shopping Centres Group PLC REIT	215,207	1,141
Derwent London PLC REIT	32,796	915
Development Securities PLC	73,540	188
Grainger PLC	425,173	712
Great Portland Estates PLC REIT	108,808	626
Hammerson PLC REIT	447,301	2,973
Land Securities Group PLC REIT	377,833	4,366
LXB Retail Properties PLC (d)	683,313	1,257
Metric Property Investments PLC REIT	351,525	522
Quintain Estates & Development PLC (d)	716,719	441
Safestore Holdings PLC	548,977	1,036
Segro PLC REIT	311,183	1,169
Shaftesbury PLC REIT	49,265	388
ST Modwen Properties PLC	318,773	942
Unite Group PLC	402,149	1,267
		22,701
Total Investments (98.6%) (Cost $295,543) +		173,875
Other Assets in Excess of Liabilities (1.4%)		2,398
Net Assets (100.0%)		$176,273

(a)	Comprised of securities in separate entities that are traded as a single stapled security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

At March 31, 2012, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $295,543,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $121,668,000 of which approximately $1,148,000 related to appreciated securities and approximately $122,816,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$107,630	$—	$—	†	$107,630
Industrial	2,478	—	—		2,478
Office	23,339	—	—		23,339
Residential	5,622	—	—		5,622
Retail	32,881	—	—		32,881
Self Storage	1,925	—	—		1,925
Total Common Stocks	173,875	—	—	†	173,875
Total Assets	$173,875	$—	$—	†	$173,875

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$—

†                  Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
Australia (7.4%)
Alesco Corp. Ltd.	918,224	$1,527
Boart Longyear Ltd.	983,011	4,236
Dart Energy Ltd. (a)	848,074	263
Fletcher Building Ltd.	939,447	5,177
Infomedia Ltd.	5,151,856	1,094
Myer Holdings Ltd.	1,722,124	4,174
Navitas Ltd.	409,301	1,505
SAI Global Ltd.	444,786	2,304
Sims Metal Management Ltd.	198,051	3,014
WHK Group Ltd.	2,274,823	1,967
		25,261
Austria (1.2%)
Atrium European Real Estate Ltd.	838,666	4,120

China (0.8%)
EVA Precision Industrial Holdings Ltd. (b)	14,548,000	2,698

Denmark (4.3%)
D/S Norden	132,628	3,946
Jyske Bank A/S (Registered) (a)	113,483	3,590
SimCorp A/S	13,562	2,370
Sydbank A/S (a)	260,328	4,736
		14,642
Finland (2.3%)
Konecranes Oyj	106,230	2,791
Rautaruukki Oyj	320,574	3,365
Stora Enso Oyj, Class R	226,058	1,679
		7,835
France (5.1%)
Alten Ltd.	74,868	2,384
Euler Hermes SA	73,116	5,744
Eurofins Scientific	27,293	2,978
Sa des Ciments Vicat	22,255	1,478
Wendel SA	59,568	5,088
		17,672
Germany (4.9%)
Draegerwerk AG & Co. KGaA (Preference)	34,707	3,888
GEA Group AG	80,631	2,781
Gerresheimer AG	47,169	2,064
Kontron AG	322,066	2,688
Rheinmetall AG	90,076	5,333
		16,754
Hong Kong (5.2%)
AMVIG Holdings Ltd.	5,551,000	3,002
China High Precision Automation Group Ltd. (c)	7,461,000	2,451
Pacific Basin Shipping Ltd.	7,356,000	3,978
Real Nutriceutical Group Ltd.	7,615,000	2,442
Techtronic Industries Co.	2,443,500	3,304

	Shares	Value (000)
Xinyi Glass Holdings Ltd.	4,412,000	$2,693
		17,870
Ireland (1.2%)
Kerry Group PLC, Class A	89,272	4,131

Italy (2.8%)
Azimut Holding SpA	354,155	3,847
Brembo SpA	271,029	3,105
Prysmian SpA	161,158	2,833
		9,785
Japan (30.1%)
Asahi Diamond Industrial Co., Ltd.	331,100	3,880
Daibiru Corp.	629,100	4,728
Disco Corp.	84,400	4,665
Fuji Machine Manufacturing Co., Ltd.	188,100	3,761
Fuji Media Holdings, Inc.	1,698	2,919
Fuyo General Lease Co., Ltd.	105,900	3,757
Japan Securities Finance Co., Ltd.	1,090,992	6,314
K’s Holdings Corp.	155,300	5,006
Miraial Co., Ltd.	105,500	1,793
Mitsubishi Materials Corp.	937,000	2,966
Mitsui Mining & Smelting Co., Ltd.	928,000	2,612
Mitsui OSK Lines Ltd.	1,714,000	7,455
Ohara, Inc.	273,600	3,170
Sawada Holdings Co., Ltd. (a)	399,100	2,985
Sumitomo Heavy Industries Ltd.	560,000	3,112
Sumitomo Mitsui Trust Holdings, Inc.	1,773,000	5,655
THK Co., Ltd.	82,100	1,669
TOC Co., Ltd.	666,500	3,744
Toei Animation Co., Ltd.	109,100	2,585
Tokyo Tomin Bank Ltd. (The)	441,381	5,322
Toyota Industries Corp.	228,900	6,903
Tsutsumi Jewelry Co., Ltd.	86,400	2,292
TV Asahi Corp.	2,574	4,195
Yachiyo Bank Ltd. (The)	222,000	5,456
Yamaha Motor Co., Ltd.	492,300	6,596
		103,540
Netherlands (1.9%)
Nutreco N.V.	22,852	1,643
Randstad Holding N.V.	133,299	5,030
		6,673
New Zealand (0.6%)
Fisher & Paykel Healthcare Corp., Ltd.	1,117,008	2,049

Norway (3.6%)
Petroleum Geo-Services ASA (a)	338,346	4,946
Storebrand ASA	1,112,905	5,629
TGS Nopec Geophysical Co. ASA	61,773	1,693
		12,268

	Shares	Value (000)
Spain (0.7%)
Antena 3 de Television SA	233,435	$1,395
Miquel y Costas & Miquel SA	43,696	1,180
		2,575
Sweden (0.8%)
Clas Ohlson AB, Class B	166,479	2,636

Switzerland (4.4%)
Bucher Industries AG (Registered)	20,479	4,340
Kuoni Reisen Holding AG (Registered) (a)	18,754	6,898
Rieter Holding AG (Registered) (a)	23,388	3,995
		15,233
Thailand (1.6%)
Miclyn Express Offshore Ltd.	2,345,993	5,443

United Kingdom (18.0%)
Aegis Group PLC	594,287	1,757
Bodycote PLC	270,437	1,670
Britvic PLC	945,460	5,818
Chemring Group PLC	458,916	2,991
Cookson Group PLC	307,495	3,399
Dairy Crest Group PLC	632,539	3,370
Hammerson PLC REIT	382,424	2,542
Hays PLC	2,696,366	3,638
Hiscox Ltd.	288,405	1,827
Howden Joinery Group PLC (a)	1,329,379	2,639
Inchcape PLC	563,727	3,392
Invensys PLC	1,265,858	4,029
Keller Group PLC	302,244	2,132
Premier Foods PLC (a)	11,684,930	3,037
Premier Oil PLC (a)	346,513	2,174
Rentokil Initial PLC (a)	2,694,770	3,679
Rexam PLC	251,891	1,725
SIG PLC	2,252,614	4,230
Smurfit Kappa Group PLC (a)	713,770	6,521
Wincanton PLC (a)	1,062,782	1,186
		61,756
United States (1.0%)
Informa PLC	505,837	3,572
Total Common Stocks (Cost $361,803)		336,513

Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $13,571)	13,571,289	13,571
Total Investments (101.9%) (Cost $375,374) (e)+		350,084
Liabilities in Excess of Other Assets (-1.9%)		(6,495)
Net Assets (100.0%)		$343,589

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At March 31, 2012, the Portfolio held fair valued securities valued at approximately $2,451,000, representing 0.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $375,374,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $25,290,000 of which approximately $22,462,000 related to appreciated securities and approximately $47,752,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank London	JPY	620,000	$7,491	4/3/12	USD	7,696	$7,696	$205
State Street Bank London	JPY	530,000	6,404	5/2/12	USD	6,377	6,377	(27)
			$13,895				$14,073	$178

JPY	—	Japanese Yen
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,991	$—	$—	$2,991
Air Freight & Logistics	1,186	—	—	1,186
Auto Components	12,701	—	—	12,701
Automobiles	6,596	—	—	6,596
Beverages	5,818	—	—	5,818
Capital Markets	6,832	—	—	6,832
Chemicals	3,170	—	—	3,170
Commercial Banks	24,759	—	—	24,759
Commercial Services & Supplies	5,646	—	—	5,646
Construction & Engineering	6,368	—	—	6,368
Construction Materials	6,655	—	—	6,655
Containers & Packaging	11,248	—	—	11,248
Distributors	3,392	—	—	3,392
Diversified Consumer Services	1,505	—	—	1,505
Diversified Financial Services	10,071	—	—	10,071
Electrical Equipment	2,833	—	—	2,833
Electronic Equipment, Instruments & Components	—	—	2,451	2,451
Energy Equipment & Services	12,082	—	—	12,082
Food Products	12,181	—	—	12,181
Health Care Equipment & Supplies	5,937	—	—	5,937
Hotels, Restaurants & Leisure	6,898	—	—	6,898
Household Durables	3,304	—	—	3,304
Industrial Conglomerates	13,820	—	—	13,820
Information Technology Services	2,384	—	—	2,384
Insurance	13,200	—	—	13,200
Life Sciences Tools & Services	5,042	—	—	5,042
Machinery	34,726	—	—	34,726
Marine	15,379	—	—	15,379
Media	16,423	—	—	16,423
Metals & Mining	11,957	—	—	11,957
Multiline Retail	4,174	—	—	4,174
Oil, Gas & Consumable Fuels	2,437	—	—	2,437
Paper & Forest Products	2,859	—	—	2,859
Personal Products	2,442	—	—	2,442
Professional Services	10,972	—	—	10,972
Real Estate Investment Trusts (REITs)	2,542	—	—	2,542
Real Estate Management & Development	12,592	—	—	12,592
Semiconductors & Semiconductor Equipment	9,146	—	—	9,146
Software	3,464	—	—	3,464
Specialty Retail	12,573	—	—	12,573
Trading Companies & Distributors	5,757	—	—	5,757
Total Common Stocks	334,062	—	2,451	336,513
Short-Term Investment - Investment Company	13,571	—	—	13,571
Foreign Currency Exchange Contracts	—	205	—	205
Total Assets	347,633	205	2,451	350,289
Liabilities:
Foreign Currency Exchange Contracts	—	(27)	—	(27)
Total	$347,633	$178	$2,451	$350,262

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, securities with a total value of approximately $2,451,000 transferred from Level 2 to Level 3. Securities which were valued using other significant observable inputs at December 31, 2011 were valued using significant unobservable inputs at March 31, 2012.

Common Stock (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	2,451
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$2,451

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at						Impact to Valuation
	March 31,					Weighted	from an Increase in
	2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stocks

Electronic Equipment, Instrument & Components	$2,451	Adjusted Market Price	Discount	—	—	5%	Decrease

Morgan Stanley Institutional Fund, Inc.

Select Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (95.0%)
Australia (4.7%)
APA Group (Stapled Securities) (a)(b)	17,300	$91
Australian Infrastructure Fund (Stapled Securities) (a)(b)	6,300	15
DUET Group (Stapled Securities) (a)(b)	46,260	87
Macquarie Atlas Roads Group (Stapled Securities) (a)(c)	13,534	24
Spark Infrastructure Group	44,614	69
Sydney Airport (Stapled Securities) (a)	50,500	150
Transurban Group (Stapled Securities) (a)	39,400	229
		665
Brazil (0.8%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,526	117

Canada (11.7%)
Enbridge, Inc.	15,809	614
TransCanada Corp.	24,370	1,047
		1,661
China (12.5%)
Beijing Enterprises Holdings Ltd. (d)	132,000	805
China Gas Holdings Ltd. (d)	984,000	474
China Merchants Holdings International Co., Ltd. (d)	30,601	102
ENN Energy Holdings Ltd. (d)	36,000	124
Jiangsu Expressway Co., Ltd. H Shares (d)	174,000	168
Sichuan Expressway Co. Ltd. H Shares (d)	253,000	92
		1,765
France (3.7%)
Eutelsat Communications SA	1,841	68
SES SA	18,257	453
		521
Hong Kong (1.8%)
Hong Kong & China Gas Co., Ltd.	97,100	249

Italy (5.0%)
Atlantia SpA	4,888	81
Snam Rete Gas SpA	42,699	205
Societa Iniziative Autostradali e Servizi SpA	30,791	236
Terna Rete Elettrica Nazionale SpA	46,000	185
		707
Japan (1.0%)
Tokyo Gas Co., Ltd.	29,000	137

Netherlands (0.9%)
Koninklijke Vopak N.V.	2,246	129

Spain (2.1%)
Abertis Infraestructuras SA	9,765	166
Enagas SA	3,234	62
Ferrovial SA	5,990	69
		297

	Shares	Value (000)
Switzerland (1.1%)
Flughafen Zuerich AG (Registered)	399	$155

United Kingdom (11.0%)
National Grid PLC	114,794	1,158
Pennon Group PLC	5,300	60
Severn Trent PLC	7,700	190
United Utilities Group PLC	16,200	156
		1,564
United States (38.7%)
AGL Resources, Inc.	1,600	63
American Tower Corp. REIT	11,590	730
American Water Works Co., Inc.	6,270	213
Atmos Energy Corp.	4,760	150
CenterPoint Energy, Inc.	15,540	306
Crown Castle International Corp. (c)	8,290	442
Enbridge Energy Management LLC (c)	8,625	275
ITC Holdings Corp.	4,090	315
Kinder Morgan Management LLC (c)	2,634	197
New Jersey Resources Corp.	2,660	118
NiSource, Inc.	7,520	183
Northeast Utilities	8,660	321
Northwest Natural Gas Co.	560	25
NSTAR	1,700	83
Oneok, Inc.	2,010	164
Pepco Holdings, Inc.	3,270	62
PG&E Corp.	8,240	358
SBA Communications Corp., Class A (c)	8,750	445
Sempra Energy	7,580	454
Spectra Energy Corp.	17,740	560
WGL Holdings, Inc.	340	14
		5,478
Total Common Stocks (Cost $11,617)		13,445

Short-Term Investment (5.4%)
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $769)	769,412	769
Total Investments (100.4%) (Cost $12,386) +		14,214
Liabilities in Excess of Other Assets (-0.4%)		(53)
Net Assets (100.0%)		$14,161

(a)	Comprised of securities in separate entities that are traded as a single stapled security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	Non-income producing security.
(d)	Security trades on the Hong Kong exchange.
(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $12,386,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,828,000 of which approximately $1,924,000 related to appreciated securities and approximately $96,000 related to depreciated securities.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$320	$—	$—	$320
Communications	2,138	—	—	2,138
Diversified	462	—	—	462
Oil & Gas Storage & Transportation	6,590	—	—	6,590
Ports	102	—	—	102
Toll Roads	904	—	—	904
Transmission & Distribution	2,193	—	—	2,193
Water	736	—	—	736
Total Common Stocks	13,445	—	—	13,445
Short-Term Investment - Investment Company	769	—	—	769
Total Assets	$14,214	$—	$—	$14,214

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (95.1%)
Alternative Energy (1.5%)
OGX Petroleo e Gas Participacoes SA (Brazil) (a)	22,204	$184

Beverage: Brewers & Distillers (2.4%)
Anheuser-Busch InBev N.V. ADR	4,247	309

Beverage: Soft Drinks (4.9%)
Coca-Cola Co. (The)	2,131	158
Dr. Pepper Snapple Group, Inc.	5,710	229
PepsiCo, Inc.	3,435	228
		615
Commercial Services (11.5%)
eBay, Inc. (a)	13,046	481
Intertek Group PLC (United Kingdom)	8,612	346
Leucadia National Corp.	5,713	149
Weight Watchers International, Inc.	6,052	467
		1,443
Communications Technology (4.0%)
Motorola Solutions, Inc.	10,002	508

Computer Services, Software & Systems (6.6%)
Facebook, Inc., Class B (a)(b)(c)	10,541	331
Google, Inc., Class A (a)	774	496
		827
Computer Technology (7.4%)
Apple, Inc. (a)	1,548	928

Consumer Lending (3.4%)
Berkshire Hathaway, Inc., Class B (a)	3,263	265
CME Group, Inc.	581	168
		433
Cosmetics (1.7%)
Natura Cosmeticos SA (Brazil)	9,626	209

Diversified Manufacturing Operations (1.4%)
Danaher Corp.	3,056	171

Diversified Materials & Processing (2.2%)
Schindler Holding AG (Switzerland)	2,363	284

Diversified Media (1.3%)
McGraw-Hill Cos., Inc. (The)	3,299	160

Diversified Retail (9.5%)
Amazon.com, Inc. (a)	2,803	567
Costco Wholesale Corp.	2,931	266
Fastenal Co.	3,897	211
McDonald’s Corp.	1,568	154
		1,198

	Shares	Value (000)
Financial Data & Systems (1.3%)
MSCI, Inc., Class A (a)	4,314	$159

Foods (5.8%)
Nestle SA ADR (Switzerland)	4,708	296
Sara Lee Corp.	19,964	430
		726
Insurance: Property-Casualty (1.5%)
Progressive Corp. (The)	8,093	188

Pharmaceuticals (4.2%)
Mead Johnson Nutrition Co.	6,426	530

Real Estate Investment Trusts (REIT) (3.2%)
Brookfield Asset Management, Inc., Class A (Canada)	12,800	404

Recreational Vehicles & Boats (3.0%)
Edenred (France)	12,536	377

Restaurants (8.5%)
Dunkin’ Brands Group, Inc.	5,619	169
Starbucks Corp.	8,450	473
Yum! Brands, Inc.	6,115	435
		1,077
Scientific Instruments: Gauges & Meters (1.2%)
Thermo Fisher Scientific, Inc.	2,710	153

Scientific Instruments: Pollution Control (1.0%)
Covanta Holding Corp.	7,794	127

Textiles Apparel & Shoes (2.9%)
Coach, Inc.	2,702	209
NIKE, Inc., Class B	1,483	161
		370
Tobacco (2.9%)
Philip Morris International, Inc.	4,082	362

Wholesale & International Trade (1.8%)
Li & Fung Ltd. (d)	100,000	230
Total Common Stocks (Cost $9,441)		11,972

Convertible Preferred Stocks (0.4%)
Alternative Energy (0.4%)
Better Place, Inc. (a)(b)(c) (Cost $32)	12,982	59

Short-Term Investment (8.1%)
Investment Company (8.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,017)	1,017,317	1,017
Total Investments (103.6%) (Cost $10,490) +		13,048
Liabilities in Excess of Other Assets (-3.6%)		(457)
Net Assets (100.0%)		$12,591

(a)	Non-income producing security.
(b)

At March 31, 2012, the Portfolio held a fair valued security valued at approximately $390,000, representing 3.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at March 31, 2012.
(d)	Security trades on the Hong Kong exchange.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $10,490,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,558,000 of which approximately $2,656,000 related to appreciated securities and approximately $98,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Alternative Energy	$184	$—	$—	$184
Beverage: Brewers & Distillers	309	—	—	309
Beverage: Soft Drinks	615	—	—	615
Commercial Services	1,443	—	—	1,443
Communications Technology	508	—	—	508
Computer Services, Software & Systems	496	—	331	827
Computer Technology	928	—	—	928
Consumer Lending	433	—	—	433
Cosmetics	209	—	—	209
Diversified Manufacturing Operations	171	—	—	171
Diversified Materials & Processing	284	—	—	284
Diversified Media	160	—	—	160
Diversified Retail	1,198	—	—	1,198
Financial Data & Systems	159	—	—	159
Foods	726	—	—	726
Insurance: Property-Casualty	188	—	—	188
Pharmaceuticals	530	—	—	530
Real Estate Investment Trusts (REIT)	404	—	—	404
Recreational Vehicles & Boats	377	—	—	377
Restaurants	1,077	—	—	1,077
Scientific Instruments: Gauges & Meters	153	—	—	153
Scientific Instruments: Pollution Control	127	—	—	127
Textiles Apparel & Shoes	370	—	—	370
Tobacco	362	—	—	362
Wholesale & International Trade	230	—	—	230
Total Common Stocks	11,641	—	331	11,972
Convertible Preferred Stocks	—	—	59	59
Short-Term Investment - Investment Company	1,017	—	—	1,017
Total Assets	$12,658	$—	$390	$13,048

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

		Convertible Preferred
	Common Stock (000)	Stocks (000)
Beginning Balance	$—	$59
Purchases	322	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	9	—
Realized gains (losses)	—	—
Ending Balance	$331	$59

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$9	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

							Impact to
	Fair Value at						Valuation from
	March 31,					Weighted	an Increase in
	2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stocks

Computer Services, Software & Systems	$331	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Convertible Preferred Stocks

Alternative Energy	$59	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease

			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

Morgan Stanley Institutional Fund, Inc.

Focus Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Air Transport (2.1%)
Expeditors International of Washington, Inc.	11,895	$553

Alternative Energy (1.7%)
Ultra Petroleum Corp. (a)	19,901	450

Asset Management & Custodian (1.0%)
Citigroup, Inc. (b)	3,814	139
Goldman Sachs Group, Inc. (The)	1,051	131
		270
Biotechnology (2.4%)
Illumina, Inc. (a)	12,171	640

Chemicals: Diversified (3.4%)
Monsanto Co.	11,323	903

Commercial Finance & Mortgage Companies (1.9%)
BM&F Bovespa SA (Brazil)	80,640	497

Commercial Services (1.7%)
Leucadia National Corp.	17,458	456

Communications Technology (4.5%)
Motorola Solutions, Inc.	23,288	1,184

Computer Services, Software & Systems (21.2%)
Baidu, Inc. ADR (China) (a)	6,699	976
Facebook, Inc., Class B (a)(c)(d)	31,323	984
Google, Inc., Class A (a)	2,861	1,835
LinkedIn Corp., Class A (a)	5,174	528
Salesforce.com, Inc. (a)	5,129	792
Zynga, Inc., Class A (a)	37,014	487
		5,602
Computer Technology (15.0%)
Apple, Inc. (a)	5,867	3,517
Yandex N.V., Class A (Russia) (a)	16,232	436
		3,953
Diversified Financial Services (0.6%)
Bank of America Corp.	16,432	157

Diversified Media (1.8%)
Naspers Ltd., Class N (South Africa)	8,431	474

Diversified Retail (17.5%)
Amazon.com, Inc. (a)	12,524	2,536
Fastenal Co.	10,548	571
Groupon, Inc. (a)	17,339	319
NetFlix, Inc. (a)	3,012	346
Priceline.com, Inc. (a)	1,175	843
		4,615

	Shares	Value (000)
Financial Data & Systems (1.6%)
MSCI, Inc., Class A (a)	11,693	$430

Insurance: Multi-Line (0.5%)
American International Group, Inc. (a)	4,666	144

Medical Equipment (4.1%)
Intuitive Surgical, Inc. (a)	1,990	1,078

Metals & Minerals: Diversified (1.5%)
Molycorp, Inc. (a)	11,653	394

Pharmaceuticals (3.4%)
Mead Johnson Nutrition Co.	10,757	887

Real Estate Investment Trusts (REIT) (3.6%)
Brookfield Asset Management, Inc., Class A (Canada)	30,222	954

Recreational Vehicles & Boats (4.0%)
Edenred (France)	34,923	1,051

Semiconductors & Components (2.1%)
ARM Holdings PLC ADR (United Kingdom)	15,745	446
First Solar, Inc. (a)	4,352	109
		555
Wholesale & International Trade (2.2%)
Li & Fung Ltd. (e)	258,200	593
Total Common Stocks (Cost $21,188)		25,840

Convertible Preferred Stocks (0.7%)
Alternative Energy (0.7%)
Better Place, Inc. (a)(c)(d)	21,064	96
Better Place, Inc. Series C (a)(c)(d)	23,437	106
Total Convertible Preferred Stocks (Cost $159)		202

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $519)	519,076	519
Total Investments (100.5%) (Cost $21,866) +		26,561
Liabilities in Excess of Other Assets (-0.5%)		(135)
Net Assets (100.0%)		$26,426

(a)                                  Non-income producing security.

(b)                                 For the three months ended March 31, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, were approximately $129,000 and $7,000, respectively, including net realized gains of less than $500.

(c)                                  At March 31, 2012, the Portfolio held fair valued securities valued at approximately $1,186,000, representing 4.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 Security has been deemed illiquid at March 31, 2012.

(e)                                  Security trades on the Hong Kong exchange.

(f)                                    The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+                                         At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $21,866,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $4,695,000 of which approximately $6,424,000 related to appreciated securities and approximately $1,729,000 related to depreciated securities.

ADR                     American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes  to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$553	$—	$—	$553
Alternative Energy	450	—	—	450
Asset Management & Custodian	270	—	—	270
Biotechnology	640	—	—	640
Chemicals: Diversified	903	—	—	903
Commercial Finance & Mortgage Companies	497	—	—	497
Commercial Services	456	—	—	456
Communications Technology	1,184	—	—	1,184
Computer Services, Software & Systems	4,618	—	984	5,602
Computer Technology	3,953	—	—	3,953
Diversified Financial Services	157	—	—	157
Diversified Media	474	—	—	474
Diversified Retail	4,615	—	—	4,615
Financial Data & Systems	430	—	—	430
Insurance: Multi-Line	144	—	—	144
Medical Equipment	1,078	—	—	1,078
Metals & Minerals: Diversified	394	—	—	394
Pharmaceuticals	887	—	—	887
Real Estate Investment Trusts (REIT)	954	—	—	954
Recreational Vehicles & Boats	1,051	—	—	1,051
Semiconductors & Components	555	—	—	555
Wholesale & International Trade	593	—	—	593
Total Common Stocks	24,856	—	984	25,840
Convertible Preferred Stocks	—	—	202	202
Short-Term Investment - Investment Company	519	—	—	519
Total Assets	$25,375	$—	$1,186	$26,561

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$628	$202
Purchases	246	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	110	—
Realized gains (losses)	—	—
Ending Balance	$984	$202

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$110	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at						Impact to Valuation
	March 31, 2012					Weighted	from an Increase in
	(000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stocks

Computer Services, Software & Systems	$984	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Convertible Preferred Stocks

Alternative Energy	$202	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease

			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (96.9%)
Air Transport (1.7%)
Expeditors International of Washington, Inc.	337,148	$15,681

Alternative Energy (2.2%)
Range Resources Corp.	156,556	9,102
Ultra Petroleum Corp. (a)	462,105	10,458
		19,560
Asset Management & Custodian (0.8%)
Citigroup, Inc. (b)	99,672	3,643
Goldman Sachs Group, Inc. (The)	26,496	3,295
		6,938
Biotechnology (2.0%)
Illumina, Inc. (a)	345,361	18,170

Casinos & Gambling (1.6%)
Las Vegas Sands Corp.	250,969	14,448

Chemicals: Diversified (2.7%)
Monsanto Co.	311,451	24,841

Commercial Finance & Mortgage Companies (1.6%)
BM&F Bovespa SA (Brazil)	2,387,811	14,703

Commercial Services (2.9%)
eBay, Inc. (a)	350,369	12,925
Leucadia National Corp.	526,239	13,735
		26,660
Communications Technology (3.7%)
Motorola Solutions, Inc.	656,368	33,363

Computer Services, Software & Systems (19.1%)
Baidu, Inc. ADR (China) (a)	201,984	29,443
Facebook, Inc., Class B (a)(c)(d)	1,000,782	31,435
Google, Inc., Class A (a)	78,446	50,303
LinkedIn Corp., Class A (a)	154,463	15,754
Salesforce.com, Inc. (a)	151,620	23,427
VMware, Inc., Class A (a)	81,065	9,109
Zynga, Inc., Class A (a)	1,095,478	14,405
		173,876
Computer Technology (13.0%)
Apple, Inc. (a)	173,290	103,882
NVIDIA Corp. (a)	163,178	2,511
Yandex N.V., Class A (Russia) (a)	445,547	11,972
		118,365
Consumer Lending (1.4%)
CME Group, Inc.	44,245	12,801

Diversified Financial Services (0.4%)
Bank of America Corp.	403,544	3,862

	Shares	Value (000)
Diversified Media (3.1%)
McGraw-Hill Cos., Inc. (The)	276,824	$13,418
Naspers Ltd., Class N (South Africa)	261,494	14,692
		28,110
Diversified Retail (14.7%)
Amazon.com, Inc. (a)	354,334	71,756
Fastenal Co.	329,004	17,799
Groupon, Inc. (a)	514,603	9,458
NetFlix, Inc. (a)	89,479	10,294
Priceline.com, Inc. (a)	33,324	23,910
		133,217
Financial Data & Systems (1.5%)
MSCI, Inc., Class A (a)	364,696	13,425

Insurance: Multi-Line (0.4%)
American International Group, Inc. (a)	114,707	3,536

Medical Equipment (3.6%)
Intuitive Surgical, Inc. (a)	59,749	32,369

Metals & Minerals: Diversified (1.3%)
Molycorp, Inc. (a)	339,168	11,474

Pharmaceuticals (4.6%)
Mead Johnson Nutrition Co.	323,238	26,661
Valeant Pharmaceuticals International, Inc. (Canada) (a)	288,451	15,487
		42,148
Real Estate Investment Trusts (REIT) (3.2%)
Brookfield Asset Management, Inc., Class A (Canada)	928,787	29,322

Recreational Vehicles & Boats (3.3%)
Edenred (France)	993,742	29,900

Restaurants (3.2%)
Starbucks Corp.	257,590	14,397
Yum! Brands, Inc.	199,430	14,195
		28,592
Securities Brokerage & Services (1.1%)
Charles Schwab Corp. (The)	721,373	10,366

Semiconductors & Components (1.8%)
ARM Holdings PLC ADR (United Kingdom)	463,082	13,101
First Solar, Inc. (a)	136,542	3,420
		16,521
Wholesale & International Trade (2.0%)
Li & Fung Ltd. (e)	7,733,202	17,746
Total Common Stocks (Cost $606,620)		879,994

	Shares	Value (000)
Convertible Preferred Stocks (0.9%)
Alternative Energy (0.9%)
Better Place, Inc. (a)(c)(d) (Cost $4,355)	1,741,925	$7,908

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $23,865)	23,865,180	23,865
Total Investments (100.4%) (Cost $634,840) +		911,767
Liabilities in Excess of Other Assets (-0.4%)		(3,389)
Net Assets (100.0%)		$908,378

(a)                                  Non-income producing security.

(b)                                 For the three months ended March 31, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $845,000 and $209,000, respectively, including net realized gains of approximately $38,000.

(c)                                  At March 31, 2012, the Portfolio held fair valued securities valued at approximately $39,343,000, representing 4.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 Security has been deemed illiquid at March 31, 2012.

(e)                                  Security trades on the Hong Kong exchange.

(f)                                    The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+                                         At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $634,840,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $276,927,000 of which approximately $349,110,000 related to appreciated securities and approximately $72,183,000 related to depreciated securities.

ADR                     American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$15,681	$—	$—	$15,681
Alternative Energy	19,560	—	—	19,560
Asset Management & Custodian	6,938	—	—	6,938
Biotechnology	18,170	—	—	18,170
Casinos & Gambling	14,448	—	—	14,448
Chemicals: Diversified	24,841	—	—	24,841
Commercial Finance & Mortgage Companies	14,703	—	—	14,703
Commercial Services	26,660	—	—	26,660
Communications Technology	33,363	—	—	33,363
Computer Services, Software & Systems	142,441	—	31,435	173,876
Computer Technology	118,365	—	—	118,365
Consumer Lending	12,801	—	—	12,801
Diversified Financial Services	3,862	—	—	3,862
Diversified Media	28,110	—	—	28,110
Diversified Retail	133,217	—	—	133,217
Financial Data & Systems	13,425	—	—	13,425
Insurance: Multi-Line	3,536	—	—	3,536
Medical Equipment	32,369	—	—	32,369
Metals & Minerals: Diversified	11,474	—	—	11,474
Pharmaceuticals	42,148	—	—	42,148
Real Estate Investment Trusts (REIT)	29,322	—	—	29,322
Recreational Vehicles & Boats	29,900	—	—	29,900
Restaurants	28,592	—	—	28,592
Securities Brokerage & Services	10,366	—	—	10,366
Semiconductors & Components	16,521	—	—	16,521
Wholesale & International Trade	17,746	—	—	17,746
Total Common Stocks	848,559	—	31,435	879,994
Convertible Preferred Stocks	—	—	7,908	7,908
Short-Term Investment - Investment Company	23,865	—	—	23,865
Total Assets	$872,424	$—	$39,343	$911,767

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$27,021	$7,908
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	4,414	—
Realized gains (losses)	—	—
Ending Balance	$31,435	$7,908

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$4,414	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at						Impact to Valuation
	March 31, 2012					Weighted	from an Increase in
	(000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stocks

Computer Services, Software & Systems	$31,435	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Convertible Preferred Stocks

Alternative Energy	$7,908	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease

			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (95.8%)
Beverage: Brewers & Distillers (6.1%)
Anheuser-Busch InBev N.V. ADR	288	$21
Molson Coors Brewing Co.	870	39
		60
Beverage: Soft Drinks (4.9%)
PepsiCo, Inc.	723	48

Biotechnology (2.9%)
Illumina, Inc. (a)	554	29

Chemicals: Diversified (3.8%)
Mosaic Co. (The)	669	37

Commercial Services (2.0%)
Leucadia National Corp.	764	20

Communications Technology (8.3%)
Motorola Solutions, Inc.	1,621	82

Computer Services, Software & Systems (2.4%)
MicroStrategy, Inc., Class A (a)	171	24

Consumer Lending (6.6%)
Berkshire Hathaway, Inc., Class B (a)	454	37
Brown & Brown, Inc.	1,201	28
		65
Diversified Manufacturing Operations (1.6%)
Rexnord Corp. (a)	760	16

Diversified Materials & Processing (2.0%)
Diana Containerships, Inc. (Marshall Islands)	3,324	20

Foods (8.9%)
Nestle SA ADR (Switzerland)	651	41
Sara Lee Corp.	2,155	46
		87
Home Building (4.5%)
Brookfield Residential Properties, Inc. (Canada) (a)	2,327	25
NVR, Inc. (a)	26	19
		44
Insurance: Life (1.9%)
Aflac, Inc.	408	19

Insurance: Property-Casualty (14.0%)
Arch Capital Group Ltd. (a)	760	28
Markel Corp. (a)	106	48
Progressive Corp. (The)	2,697	62
		138
Pharmaceuticals (2.0%)
Johnson & Johnson	296	20

	Shares	Value (000)
Real Estate (4.0%)
Howard Hughes Corp. (The) (a)	298	$19
Tejon Ranch Co. (a)	693	20
		39
Real Estate Investment Trusts (REIT) (4.2%)
Brookfield Asset Management, Inc., Class A (Canada)	1,285	41

Restaurants (10.4%)
Carrols Restaurant Group, Inc. (a)	2,359	36
PF Chang’s China Bistro, Inc.	1,665	66
		102
Semiconductors & Components (5.3%)
First Solar, Inc. (a)	1,326	33
Koninklijke Philips Electronics N.V. (Netherlands)	913	19
		52
Total Common Stocks (Cost $856)		943

Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $42)	41,853	42
Total Investments (100.1%) (Cost $898) +		985
Liabilities in Excess of Other Assets (-0.1%)		(1)
Net Assets (100.0%)		$984

(a)                                  Non-income producing security.

(b)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+                                         At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $898,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $87,000 of which approximately $96,000 related to appreciated securities and approximately $9,000 related to depreciated securities.

ADR                     American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverage: Brewers & Distillers	$60	$—	$—	$60
Beverage: Soft Drinks	48	—	—	48
Biotechnology	29	—	—	29
Chemicals: Diversified	37	—	—	37
Commercial Services	20	—	—	20
Communications Technology	82	—	—	82
Computer Services, Software & Systems	24	—	—	24
Consumer Lending	65	—	—	65
Diversified Manufacturing Operations	16	—	—	16
Diversified Materials & Processing	20	—	—	20
Foods	87	—	—	87
Home Building	44	—	—	44
Insurance: Life	19	—	—	19
Insurance: Property-Casualty	138	—	—	138
Pharmaceuticals	20	—	—	20
Real Estate	39	—	—	39
Real Estate Investment Trusts (REIT)	41	—	—	41
Restaurants	102	—	—	102
Semiconductors & Components	52	—	—	52
Total Common Stocks	943	—	—	943
Short-Term Investment - Investment Company	42	—	—	42
Total Assets	$985	$—	$—	$985

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Advertising Agencies (1.9%)
Omnicom Group, Inc.	102,383	$5,186

Air Transport (1.4%)
Expeditors International of Washington, Inc.	78,317	3,642

Alternative Energy (1.4%)
Ultra Petroleum Corp. (a)	168,500	3,813

Asset Management & Custodian (1.7%)
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	277,773	4,611

Casinos & Gambling (2.8%)
Universal Entertainment Corp. (Japan)	104,800	2,350
Wynn Resorts Ltd.	40,302	5,033
		7,383
Chemicals: Diversified (2.8%)
Monsanto Co.	94,029	7,500

Communications Technology (1.7%)
Corning, Inc.	318,532	4,485

Computer Services, Software & Systems (17.0%)
Baidu, Inc. ADR (China) (a)	87,217	12,714
Facebook, Inc., Class B (a)(b)(c)	338,054	10,618
Google, Inc., Class A (a)	33,061	21,200
LinkedIn Corp., Class A (a)	9,143	932
		45,464
Computer Technology (13.9%)
Apple, Inc. (a)	61,985	37,158

Consumer Lending (11.3%)
CME Group, Inc.	26,723	7,732
Mastercard, Inc., Class A	29,111	12,242
Visa, Inc., Class A	86,381	10,193
		30,167
Consumer Services: Miscellaneous (1.5%)
Sun Art Retail Group Ltd. (Hong Kong) (a)	2,969,000	4,022

Diversified Retail (17.0%)
Abercrombie & Fitch Co., Class A	72,225	3,583
Amazon.com, Inc. (a)	123,738	25,058
Golden Eagle Retail Group Ltd. (China) (d)	2,385,000	6,093
Priceline.com, Inc. (a)	14,696	10,545
		45,279
Education Services (4.2%)
New Oriental Education & Technology Group, Inc. ADR (China) (a)	405,941	11,147

Home Building (1.9%)
Brookfield Incorporacoes SA (Brazil)	1,555,796	4,969

	Shares	Value (000)
Insurance: Multi-Line (4.0%)
Greenlight Capital Re Ltd., Class A (a)	432,924	$10,663

Metals & Minerals: Diversified (1.4%)
Molycorp, Inc. (a)	108,950	3,686

Personal Care (1.3%)
Procter & Gamble Co. (The)	50,611	3,401

Real Estate Investment Trusts (REIT) (2.6%)
Brookfield Asset Management, Inc., Class A (Canada)	218,930	6,912

Semiconductors & Components (1.2%)
Marvell Technology Group Ltd. (a)	208,208	3,275

Textiles Apparel & Shoes (1.7%)
Prada SpA (Italy) (a)(d)	718,500	4,672

Truckers (3.0%)
DSV A/S (Denmark)	351,513	7,970
Total Common Stocks (Cost $183,783)		255,405

Convertible Preferred Stocks (1.6%)
Alternative Energy (1.6%)
Better Place, Inc. (a)(b)(c) (Cost $2,339)	935,447	4,247

Participation Notes (3.0%)
Beverage: Brewers & Distillers (3.0%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (Cost $6,514)	258,170	8,074

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,598)	1,598,210	1,598
Total Investments (100.9%) (Cost $194,234) +		269,324
Liabilities in Excess of Other Assets (-0.9%)		(2,357)
Net Assets (100.0%)		$266,967

(a)	Non-income producing security.
(b)

At March 31, 2012, the Portfolio held fair valued securities valued at approximately $14,865,000, representing 5.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at March 31, 2012.
(d)	Security trades on the Hong Kong exchange.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $194,234,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $75,090,000 of which approximately $93,245,000 related to appreciated securities and approximately $18,155,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes  to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$5,186	$—	$—	$5,186
Air Transport	3,642	—	—	3,642
Alternative Energy	3,813	—	—	3,813
Asset Management & Custodian	4,611	—	—	4,611
Casinos & Gambling	7,383	—	—	7,383
Chemicals: Diversified	7,500	—	—	7,500
Communications Technology	4,485	—	—	4,485
Computer Services, Software & Systems	34,846	—	10,618	45,464
Computer Technology	37,158	—	—	37,158
Consumer Lending	30,167	—	—	30,167
Consumer Services: Miscellaneous	4,022	—	—	4,022
Diversified Retail	45,279	—	—	45,279
Education Services	11,147	—	—	11,147
Home Building	4,969	—	—	4,969
Insurance: Multi-Line	10,663	—	—	10,663
Metals & Minerals: Diversified	3,686	—	—	3,686
Personal Care	3,401	—	—	3,401
Real Estate Investment Trusts (REIT)	6,912	—	—	6,912
Semiconductors & Components	3,275	—	—	3,275
Textiles Apparel & Shoes	4,672	—	—	4,672
Truckers	7,970	—	—	7,970
Total Common Stocks	244,787	—	10,618	255,405
Convertible Preferred Stocks	—	—	4,247	4,247
Participation Notes	—	8,074	—	8,074
Short-Term Investment - Investment Company	1,598	—	—	1,598
Total Assets	$246,385	$8,074	$14,865	$269,324

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$9,128	$4,247
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	1,490	—
Realized gains (losses)	—	—
Ending Balance	$10,618	$4,247

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$1,490	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

							Impact to
	Fair Value at						Valuation from
	March 31,					Weighted	an Increase in
	2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stocks

Computer Services, Software & Systems	$10,618	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Convertible Preferred Stocks

Alternative Energy	$4,247	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease

			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (95.3%)
Advertising Agencies (2.2%)
Lamar Advertising Co., Class A (a)	1,041,217	$33,746

Air Transport (1.0%)
XPO Logistics, Inc. (a)	929,730	15,620

Asset Management & Custodian (2.5%)
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	730,208	12,121
Greenhill & Co., Inc.	590,934	25,788
		37,909
Banks: Diversified (1.4%)
Financial Engines, Inc. (a)	945,815	21,148

Biotechnology (0.8%)
Abcam PLC (United Kingdom)	2,217,728	12,380

Casinos & Gambling (0.5%)
Lakes Entertainment, Inc. (a)	24,044	43
Universal Entertainment Corp. (Japan)	302,100	6,774
		6,817
Cement (1.9%)
Eagle Materials, Inc.	817,570	28,411

Chemicals: Diversified (4.0%)
Intrepid Potash, Inc. (a)	705,604	17,167
Rockwood Holdings, Inc. (a)	827,623	43,161
		60,328
Commercial Services (14.1%)
Advisory Board Co. (The) (a)	852,859	75,580
Corporate Executive Board Co. (The)	1,070,959	46,062
CoStar Group, Inc. (a)	732,495	50,579
MercadoLibre, Inc. (Brazil)	401,638	39,276
		211,497
Computer Services, Software & Systems (9.9%)
Ancestry.com, Inc. (a)	541,160	12,306
MakeMyTrip Ltd. (India) (a)	942,631	21,652
NetSuite, Inc. (a)	1,034,930	52,047
OpenTable, Inc. (a)	688,820	27,877
Solera Holdings, Inc.	559,253	25,664
Yelp, Inc. (a)	345,073	9,279
		148,825
Computer Technology (3.5%)
Bankrate, Inc. (a)	1,248,351	30,897
Youku.com, Inc. ADR (China) (a)	662,137	14,560
Zillow, Inc. (a)	209,101	7,442
		52,899
Consumer Electronics (0.9%)
Sohu.com, Inc. (China) (a)	256,000	14,124

	Shares	Value (000)
Diversified Manufacturing Operations (1.7%)
Rexnord Corp. (a)	1,202,474	$25,372

Diversified Retail (3.2%)
Blue Nile, Inc. (a)	820,408	27,057
Citi Trends, Inc. (a)	663,408	7,602
Shutterfly, Inc. (a)	418,951	13,126
		47,785
Electronic Components (1.0%)
Cogent Communications Group, Inc. (a)	822,289	15,689

Entertainment (2.3%)
Vail Resorts, Inc.	791,064	34,214

Foods (2.0%)
Annie’s, Inc. (a)	238,933	8,324
Country Style Cooking Restaurant Chain Co., Ltd. ADR (China) (a)	717,528	6,896
Ocado Group PLC (United Kingdom) (a)	7,821,452	14,324
		29,544
Health Care Facilities (0.3%)
LCA-Vision, Inc. (a)	654,433	4,110

Health Care Management Services (2.4%)
HMS Holdings Corp. (a)	1,132,591	35,348

Health Care Services (4.0%)
athenahealth, Inc. (a)	816,252	60,501

Home Building (0.9%)
Brookfield Incorporacoes SA (Brazil)	4,162,025	13,292

Insurance: Multi-Line (2.3%)
Greenlight Capital Re Ltd., Class A (a)	1,189,485	29,297
Pico Holdings, Inc. (a)	241,367	5,660
		34,957
Media (0.4%)
Legend Pictures LLC Ltd. (a)(b)(c)	5,452	5,829

Medical & Dental Instruments & Supplies (3.4%)
Techne Corp.	716,631	50,236

Medical Services (1.3%)
Accretive Health, Inc. (a)	806,621	16,108
Zeltiq Aesthetics, Inc. (a)	463,176	2,858
		18,966
Metals & Minerals: Diversified (2.7%)
Lynas Corp., Ltd. (Australia) (a)	35,251,695	39,984

Oil Well Equipment & Services (1.4%)
Oasis Petroleum, Inc. (a)	660,260	20,356

	Shares	Value (000)
Pharmaceuticals (2.6%)
Gen-Probe, Inc. (a)	326,497	$21,683
Ironwood Pharmaceuticals, Inc. (a)	1,286,436	17,122
		38,805
Printing and Copying Services (1.2%)
VistaPrint N.V. (a)	449,481	17,372

Publishing (1.9%)
Morningstar, Inc.	443,736	27,978

Restaurants (4.8%)
Dunkin’ Brands Group, Inc.	689,750	20,768
PF Chang’s China Bistro, Inc.	1,308,799	51,724
		72,492
Scientific Instruments: Pollution Control (1.4%)
Covanta Holding Corp.	1,331,713	21,614

Semiconductors & Components (1.5%)
Tessera Technologies, Inc. (a)	1,293,871	22,319

Technology: Miscellaneous (1.0%)
iRobot Corp. (a)	536,899	14,636

Telecommunications Equipment (2.4%)
Angie’s List, Inc. (a)	1,385,811	26,178
Pandora Media, Inc. (a)	962,758	9,830
		36,008
Truckers (1.2%)
LLX Logistica SA (Brazil) (a)	9,381,612	17,422

Utilities: Electrical (5.3%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(b)(c)	6,682,555	—
Brookfield Infrastructure Partners LP (Canada)	2,495,045	78,843
		78,843
Total Common Stocks (Cost $1,094,038)		1,427,376

Preferred Stocks (0.6%)
Health Care Services (0.5%)
Castlight Health, Inc. (a)(b)(c)	1,796,926	7,387

Technology: Miscellaneous (0.1%)
Glam Media, Inc. Series M-1 (a)(b)(c)	361,920	1,878
Glam Media, Inc. Escrow Series M-1 (a)(b)(c)	51,702	175
		2,053
Total Preferred Stocks (Cost $13,342)		9,440

Convertible Preferred Stocks (4.1%)
Alternative Energy (1.0%)
Better Place, Inc. (a)(b)(c)	3,465,201	15,732

	Shares	Value (000)
Computer Services, Software & Systems (2.6%)
Twitter, Inc. Series E (a)(b)(c)	2,259,658	$36,358
Workday, Inc. (a)(b)(c)	159,335	2,113
		38,471
Computer Technology (0.0%)
Youku.com, Inc., Class A (China) (a)(b)(c)	1	—	@

Consumer Services: Miscellaneous (0.5%)
Xoom Corp. Series F (a)(b)(c)	2,610,922	7,180
Total Convertible Preferred Stocks (Cost $24,268)		61,383

	Face Amount (000)
Promissory Notes (0.1%)
Technology: Miscellaneous (0.1%)
Glam Media, Inc.
9.00%, 12/3/13 (a)(b)(c)	$793	793
Glam Media, Inc. Escrow
9.00%, 12/3/13 (a)(b)(c)	113	74
Total Promissory Notes (Cost $2,516)		867

	Shares
Short-Term Investment (4.4%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $66,178)	66,178,446	66,178
Total Investments (104.5%) (Cost $1,200,342) +		1,565,244
Liabilities in Excess of Other Assets (-4.5%)		(67,563)
Net Assets (100.0%)		$1,497,681

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2012.
(c)

At March 31, 2012, the Portfolio held fair valued securities valued at approximately $77,519,000, representing 5.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $1,200,342,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $364,902,000 of which approximately $450,250,000 related to appreciated securities and approximately $85,348,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Advertising Agencies	$33,746	$—	$—		$33,746
Air Transport	15,620	—	—		15,620
Asset Management & Custodian	37,909	—	—		37,909
Banks: Diversified	21,148	—	—		21,148
Biotechnology	12,380	—	—		12,380
Casinos & Gambling	6,817	—	—		6,817
Cement	28,411	—	—		28,411
Chemicals: Diversified	60,328	—	—		60,328
Commercial Services	211,497	—	—		211,497
Computer Services, Software & Systems	148,825	—	—		148,825
Computer Technology	52,899	—	—		52,899
Consumer Electronics	14,124	—	—		14,124
Diversified Manufacturing Operations	25,372	—	—		25,372
Diversified Retail	47,785	—	—		47,785
Electronic Components	15,689	—	—		15,689
Entertainment	34,214	—	—		34,214
Foods	29,544	—	—		29,544
Health Care Facilities	4,110	—	—		4,110
Health Care Management Services	35,348	—	—		35,348
Health Care Services	60,501	—	—		60,501
Home Building	13,292	—	—		13,292
Insurance: Multi-Line	34,957	—	—		34,957
Media	—	—	5,829		5,829
Medical & Dental Instruments & Supplies	50,236	—	—		50,236
Medical Services	18,966	—	—		18,966
Metals & Minerals: Diversified	39,984	—	—		39,984
Oil Well Equipment & Services	20,356	—	—		20,356
Pharmaceuticals	38,805	—	—		38,805
Printing and Copying Services	17,372	—	—		17,372
Publishing	27,978	—	—		27,978
Restaurants	72,492	—	—		72,492
Scientific Instruments: Pollution Control	21,614	—	—		21,614
Semiconductors & Components	22,319	—	—		22,319
Technology: Miscellaneous	14,636	—	—		14,636
Telecommunications Equipment	36,008	—	—		36,008
Truckers	17,422	—	—		17,422
Utilities: Electrical	78,843	—	—	†	78,843
Total Common Stocks	1,421,547	—	5,829	†	1,427,376
Preferred Stocks	—	—	9,440		9,440
Convertible Preferred Stocks	—	—	61,383		61,383
Promissory Notes	—	—	867		867
Short-Term Investment - Investment Company	66,178	—	—		66,178
Total Assets	$1,487,725	$—	$77,519	†	$1,565,244

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$—	†	$9,436	$60,208	$865
Purchases	5,829		—	—	—
Sales	—		—	—	—
Amortization of discount	—		—	—	—
Transfers in	—		—	—	—
Transfers out	—		—	—	—
Change in unrealized appreciation (depreciation)	—		4	1,175	2
Realized gains (losses)	—		—	—	—
Ending Balance	$5,829	†	$9,440	$61,383	$867

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$—		$4	$1,175	$2

†                            Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at						Impact to Valuation
	March 31,					Weighted	from an Increase in
	2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stocks

Media	$5,829	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	15%	18%	17%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	1.2x	1.9x	1.5x	Increase

			Discount for lack of marketability	N/A	N/A	N/A	Decrease

		Merger & Acquisition Transactions	Enterprise Value / Revenue	8.4x	9.9x	9.1x	Increase

			Discount for lack of control	35%	35%	35%	Decrease
Preferred Stocks

Health Care Services	$7,387	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	13%	20%	15%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

Technology: Miscellaneous	$2,053	Market Transaction	Value Received in Merger	—	—	5.19	Increase

			Discount	—	—	4.4%	Decrease

			Adjusted Purchase Price	—	—	$4.96	Increase

Convertible Preferred Stocks

Alternative Energy	$15,732	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease

			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

Computer Services, Software & Systems	$38,471	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	13%	18%	15%	Decrease

			Perpetual growth rate	2%	3%	3%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.7x	15.7x	9.6x	Increase

			Discount for lack of marketability	N/A	N/A	N/A	Decrease

		Merger & Acquisition Transactions	Enterprise Value / Revenue	8.7x	10.8x	9.4x	Increase

			Discount for lack of control	25%	25%	25%	Decrease

Consumer Services: Miscellaneous	$7,180	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	13%	17%	15%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.1x	4.0x	3.6x	Increase
			Discount for lack of marketability	N/A	N/A	N/A	Decrease

Promissory Notes

Technology: Miscellaneous	$867	Market Transaction	Value Received in Merger	—	—	100.00	Increase

			Discount	—	—	4.4%	Decrease
			Adjusted Purchase Price	—	—	95.63	Increase

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Apartments (17.3%)
Apartment Investment & Management Co., Class A REIT	1,020,836	$26,960
AvalonBay Communities, Inc. REIT	227,526	32,161
BRE Properties, Inc. REIT	190,058	9,607
Camden Property Trust REIT	202,946	13,344
Equity Residential REIT	1,474,339	92,323
		174,395
Commercial Financing (0.6%)
CreXus Investment Corp. REIT	10	—	@
Starwood Property Trust, Inc. REIT	290,121	6,099
		6,099
Diversified (11.0%)
Coresite Realty Corp. REIT	108,564	2,561
Cousins Properties, Inc. REIT	1,868,851	14,166
Digital Realty Trust, Inc. REIT	1,210	90
Forest City Enterprises, Inc., Class A (a)	1,645,092	25,762
Lexington Realty Trust REIT	52,850	475
Vornado Realty Trust REIT	761,894	64,152
Winthrop Realty Trust REIT	362,320	4,199
		111,405
Health Care (11.5%)
Assisted Living Concepts, Inc., Class A	636,538	10,573
Capital Senior Living Corp. (a)	120,448	1,113
HCP, Inc. REIT	1,221,301	48,193
Health Care, Inc. REIT	200,606	11,025
Healthcare Realty Trust, Inc. REIT	1,089,645	23,972
Omega Healthcare Investors, Inc. REIT	51,160	1,088
Senior Housing Properties Trust REIT	933,647	20,587
		116,551
Industrial (6.5%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	4,920
Cabot Industrial Value Fund III, LP REIT (a)(b)(c)(d)	7,836	4,042
DCT Industrial Trust, Inc. REIT	2,111,758	12,459
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	6,988
KTR Industrial Fund II, LP REIT (a)(b)(c)(d)	8,537,500	9,972
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	7,574,257	7,006
ProLogis, Inc. REIT	513,505	18,497
STAG Industrial, Inc. REIT	159,270	2,223
		66,107
Lodging/Resorts (8.9%)
Ashford Hospitality Trust, Inc. REIT	471,542	4,249
Host Hotels & Resorts, Inc. REIT	3,490,459	57,313
Starwood Hotels & Resorts Worldwide, Inc.	497,123	28,043
		89,605

	Shares	Value (000)

Manufactured Homes (1.8%)
Equity Lifestyle Properties, Inc. REIT	259,222	$18,078

Mixed Industrial/Office (0.5%)
Liberty Property Trust REIT	9,400	336
PS Business Parks, Inc. REIT	67,235	4,406
		4,742
Office (9.6%)
BioMed Realty Trust, Inc. REIT	139,765	2,653
Boston Properties, Inc. REIT	406,109	42,637
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	1,690
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,065
Brookfield Office Properties, Inc.	810,106	14,136
CommonWealth REIT	205,613	3,829
Douglas Emmett, Inc. REIT	101,930	2,325
Hudson Pacific Properties, Inc. REIT	401,910	6,081
Mack-Cali Realty Corp. REIT	666,237	19,201
Parkway Properties, Inc. REIT	38,374	402
		97,019
Regional Malls (18.2%)
General Growth Properties, Inc. REIT	2,480,411	42,142
Macerich Co. (The) REIT	17,920	1,035
Simon Property Group, Inc. REIT	968,433	141,081
		184,258
Self Storage (4.0%)
Public Storage REIT	264,462	36,541
Sovran Self Storage, Inc. REIT	82,119	4,092
		40,633
Shopping Centers (7.4%)
Acadia Realty Trust REIT	338,665	7,633
Federal Realty Investment Trust REIT	124,741	12,074
Regency Centers Corp. REIT	1,042,660	46,378
Retail Opportunity Investments Corp. REIT	749,461	9,023
		75,108
Timber (0.1%)
Plum Creek Timber Co., Inc. REIT	27,988	1,163
Total Common Stocks (Cost $826,225)		985,163

Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $27,516)	27,516,285	27,516
Total Investments (100.1%) (Cost $853,741) +		$1,012,679
Liabilities in Excess of Other Assets (-0.1%)		(845)
Net Assets (100.0%)		$1,011,834

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2012.
(c)

At March 31, 2012, the Portfolio held fair valued securities valued at approximately $38,683,000, representing 3.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 — 5/08 and has a cost basis of approximately $1,774,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,364,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 — 3/12 and has a current cost basis of approximately $3,918,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $7,905,000. Keystone Industrial Fund, LP was acquired between 3/06 — 6/11 and has a current cost basis of approximately $6,069,000. KTR Industrial Fund II, LP was acquired between 1/09 - 11/11 and has a current cost basis of approximately $8,538,000. At March 31, 2012, these securities had an aggregate market value of approximately $38,683, 000, representing 3.8% of net assets

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $853,741,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $158,938,000 of which approximately $179,323,000 related to appreciated securities and approximately $20,385,000 related to depreciated securities.

@	Value is less than $500.
REIT	Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$174,395	$—	$—	$174,395
Commercial Financing	6,099	—	—	6,099
Diversified	111,405	—	—	111,405
Health Care	116,551	—	—	116,551
Industrial	33,179	—	32,928	66,107
Lodging/Resorts	89,605	—	—	89,605
Manufactured Homes	18,078	—	—	18,078
Mixed Industrial/Office	4,742	—	—	4,742
Office	91,264	—	5,755	97,019
Regional Malls	184,258	—	—	184,258
Self Storage	40,633	—	—	40,633
Shopping Centers	75,108	—	—	75,108
Timber	1,163	—	—	1,163
Total Common Stocks	946,480	—	38,683	985,163
Short-Term Investment - Investment Company	27,516	—	—	27,516
Total Assets	$973,996	$—	$38,683	$1,012,679

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$38,048
Purchases	662
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	(27)
Realized gains (losses)	—
Ending Balance	$38,683

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$(27)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at
	March 31,
	2012 (000)	Valuation Technique(s)	Unobservable Input
Common Stock

Industrial	$32,928	Adjusted Capital Balance Model	Underlying Investment Financial Statements

Office	$5,755	Adjusted Capital Balance Model	Underlying Investment Financial Statements

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (85.6%)
Brazil (11.5%)
Sovereign (11.5%)
Brazil Notas do Tesouro Nacional, Series F, (Units)
10.00%, 1/1/14 (a)	BRL	8,548	$4,826
Brazilian Government International Bond,
12.50%, 1/5/16 (b)	10,365		6,882
			11,708
Chile (1.6%)
Corporate Bond (0.3%)
Banco Santander Chile,
6.50%, 9/22/20	CLP	131,000	260

Sovereign (1.3%)
Chile Government International Bond,
5.50%, 8/5/20	614,000		1,320
			1,580
Colombia (4.9%)
Sovereign (4.9%)
Colombia Government International Bond,
7.75%, 4/14/21	COP	1,200,000	804
12.00%, 10/22/15	2,926,000		2,061
Republic of Colombia,
9.85%, 6/28/27	2,612,000		2,066
			4,931
Hungary (3.6%)
Sovereign (3.6%)
Hungary Government Bond,
6.75%, 8/22/14 – 2/24/17	HUF	870,270	3,701

Indonesia (5.7%)
Sovereign (5.7%)
Barclays Bank PLC, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/19/18 (c)	IDR	10,000,000	1,285
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20 (c)(d)	12,000,000		1,758
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/18/18 (c)	1,000,000		129
11.00%, 11/17/20	17,890,000		2,621
			5,793
Malaysia (7.0%)
Sovereign (7.0%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	12,425	4,063
3.43%, 8/15/14	9,258		3,042
			7,105

	Face Amount (000)		Value (000)
Mexico (12.5%)
Sovereign (12.5%)
Mexican Bonos,
7.50%, 6/3/27	MXN	12,200	$1,012
8.00%, 6/11/20	111,514		9,873
Petroleos Mexicanos, (Units)
7.65%, 11/24/21 (a)(c)	23,000		1,841
			12,726
Peru (2.6%)
Sovereign (2.6%)
Peru Government Bond,
8.60%, 8/12/17	PEN	1,390	619
Peruvian Government International Bond, (Units)
6.95%, 8/12/31 (a)(c)	1,850		750
8.20%, 8/12/26 (a)	2,656		1,216
			2,585
Poland (9.7%)
Sovereign (9.7%)
Poland Government Bond,
5.25%, 10/25/17	PLN	4,670	1,522
5.50%, 10/25/19	19,029		6,209
6.25%, 10/24/15	6,200		2,090
			9,821
Russia (4.9%)
Sovereign (4.9%)
Russian Foreign Bond - Eurobond,
7.85%, 3/10/18 (c)	RUB	45,000	1,608
7.85%, 3/10/18	95,000		3,395
			5,003
South Africa (9.7%)
Sovereign (9.7%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	78,086	9,877

Thailand (1.9%)
Sovereign (1.9%)
Thailand Government Bond,
4.25%, 3/13/13	THB	28,400	930
5.25%, 7/13/13 – 5/12/14	29,403		987
			1,917
Turkey (7.7%)
Sovereign (7.7%)
Turkey Government Bond,
Zero Coupon, 2/20/13 – 5/15/13	TRY	7,804	3,998

		Face Amount (000)	Value (000)
9.00%, 1/27/16	TRY	920	$514
10.00%, 6/17/15		3,820	2,190
10.50%, 1/15/20		1,894	1,131
			7,833
Venezuela (2.3%)
Sovereign (2.3%)
Petroleos de Venezuela SA,
8.50%, 11/2/17		$2,510	2,238
Venezuela Government International Bond,
9.25%, 9/15/27		66	58
			2,296
Total Fixed Income Securities (Cost $85,874)			86,876

		No. of Warrants
Warrants (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (d)(e) (Cost $—)		495	15

		Shares
Short-Term Investments (14.5%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)		788,790	789

		Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $21; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $21)		$21	21
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $129; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $140)		129	129
			150
Total Securities held as Collateral on Loaned Securities (Cost $939)			939

	Shares	Value (000)
Investment Company (13.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $13,772)	13,772,087	$13,772
Total Short-Term Investments (Cost $14,711)		14,711
Total Investments (100.1%) (Cost $100,585) Including $803 of Securities Loaned (g)+		101,602
Liabilities in Excess of Other Assets (-0.1%)		(68)
Net Assets		$101,534

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)

The value of loaned securities and related collateral outstanding at March 31, 2012 were approximately $803,000 and $942,000, respectively. The Portfolio received cash collateral of approximately $939,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2012, there was uninvested cash of approximately $3,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.
(e)	Security has been deemed illiquid at March 31, 2012.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $100,585,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,017,000 of which approximately $3,213,000 related to appreciated securities and approximately $2,196,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	USD	164	$164	4/16/12	CLP	80,099	$163	$(1)
JPMorgan Chase Bank	USD	6,442	6,442	4/16/12	RUB	190,376	6,480	38
JPMorgan Chase Bank	USD	2,554	2,554	4/27/12	MYR	7,900	2,575	21
JPMorgan Chase Bank	USD	388	388	4/27/12	THB	12,000	389	1
JPMorgan Chase Bank	USD	5,323	5,323	4/27/12	THB	164,200	5,314	(9)
			$14,871				$14,921	$50

BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$260	$—	$260
Sovereign	—	86,616	—	86,616
Total Fixed Income Securities	—	86,876	—	86,876
Warrant	—	15	—	15
Short-Term Investments
Investment Company	14,561	—	—	14,561
Repurchase Agreements	—	150	—	150
Total Short-Term Investments	14,561	150	—	14,711
Foreign Currency Exchange Contracts	—	60	—	60
Total Assets	14,561	87,101	—	101,662
Liabilities:
Foreign Currency Exchange Contracts	—	(10)	—	(10)
Total	$14,561	$87,091	$—	$101,652

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – unadjusted quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2012